UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-4279

Securian Funds Trust
(Exact name of registrant as specified in charter)

400 Robert Street North St. Paul, Minnesota		55101-2098
(Address of principal executive offices)		(Zip code)

Eric J. Bentley, Esq. 400 Robert Street North St. Paul, Minnesota 55101-2098
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(651) 665-3500

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

Filed herewith.

SFT Advantus Bond Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (98.0%)
Government Obligations (47.7%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
County of Sarasota FL, 7.016%, 10/01/40	$515,000	$596,993
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	1,185,000	1,325,268
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,146,481
4.926%, 10/01/51	3,055,000	3,355,001
		6,423,743
U.S. Government Agencies and Obligations (46.0%)
Export-Import Bank of the United States (1.3%)
Helios Leasing I LLC, 2.018%, 05/29/24	813,663	797,969
Tagua Leasing LLC
1.732%, 09/18/24	848,328	817,801
1.900%, 07/12/24	729,900	711,823
Ulani MSN 37894, 2.184%, 12/20/24	1,934,130	1,908,068
Union 13 Leasing LLC, 1.870%, 06/28/24	646,917	628,997
		4,864,658
Federal Farm Credit Bank (0.9%)
Federal Farm Credit Bank, 2.990%, 02/04/28	3,500,000	3,279,833

Federal Home Loan Mortgage Corporation (FHLMC) (9.6%)
1.807%, 08/25/24 (b)	1,489,481	1,492,777
2.354%, 09/25/24 (b)	2,000,000	1,980,576
2.500%, 03/01/28	856,087	866,382
3.000%, 08/01/42	829,483	822,937
3.000%, 04/01/43	1,384,226	1,373,302
3.500%, 10/01/25	481,607	508,212
3.500%, 01/01/42	786,328	807,541
3.500%, 08/01/42	856,212	876,922
4.000%, 02/01/20	1,431,410	1,513,899
4.000%, 09/01/40	824,002	872,038
4.000%, 10/01/40	883,709	933,363
4.000%, 11/01/40	2,947,601	3,124,326
4.000%, 02/01/41	661,143	698,876
4.000%, 08/01/41	1,112,890	1,174,710
4.500%, 01/01/41	1,335,508	1,448,789
4.500%, 02/01/41	1,004,086	1,089,065
4.500%, 03/01/41	1,191,338	1,294,260
4.500%, 04/01/41	1,196,356	1,304,535
5.000%, 04/01/35	255,783	282,469
5.000%, 08/01/35	101,022	111,695
5.000%, 11/01/35	220,135	242,251
5.000%, 11/01/39	761,471	849,676
5.000%, 03/01/40	3,763,040	4,200,932
5.000%, 04/01/40	666,924	739,687
5.000%, 08/01/40	461,977	510,969
5.500%, 12/01/17	73,189	77,580
5.500%, 06/01/20	152,089	162,767
5.500%, 10/01/20	236,319	256,619
5.500%, 11/01/23	214,662	238,827
5.500%, 05/01/34	1,272,861	1,444,668
5.500%, 10/01/34	488,080	544,354
5.500%, 07/01/35	707,096	792,870
5.500%, 10/01/35	664,867	741,046
5.500%, 12/01/38	525,581	585,905
6.000%, 11/01/33	588,878	675,650
6.500%, 09/01/32	109,377	129,009
6.500%, 06/01/36	601,049	679,610
7.000%, 12/01/37	249,335	287,389
		35,736,483
Federal National Mortgage Association (FNMA) (17.2%)
1.105%, 05/25/24 (b)	855,847	843,267
2.500%, 11/01/27	828,549	831,063
2.500%, 07/01/28	993,691	1,005,297
2.500%, 10/01/29 (c)	1,040,000	1,045,850
3.000%, 06/01/22	590,975	615,338
3.000%, 11/01/27	182,683	188,804
3.000%, 10/01/29 (c)	245,000	252,350
3.000%, 03/01/42	782,492	773,714
3.000%, 06/01/43	462,450	456,683
3.000%, 09/01/43	1,501,587	1,482,397
3.000%, 10/01/44 (c)	5,550,000	5,471,086
3.500%, 11/01/25	587,752	621,440
3.500%, 01/01/26	602,514	637,050
3.500%, 10/01/29 (c)	1,135,000	1,193,080
3.500%, 11/01/40	691,804	710,356
3.500%, 01/01/41	649,317	665,927
3.500%, 02/01/41	409,133	420,732
3.500%, 04/01/41	703,395	721,384
3.500%, 11/01/41	3,737,298	3,835,319
3.500%, 01/01/42	1,891,374	1,936,539
3.500%, 08/01/42	2,684,030	2,752,803
3.500%, 03/01/43	2,215,957	2,275,483
3.500%, 05/01/43	1,830,229	1,879,400
3.500%, 10/01/44 (c)	1,550,000	1,584,270
4.000%, 04/01/41	2,144,227	2,271,640
4.000%, 08/01/41	837,877	884,192
4.000%, 09/01/41	1,347,799	1,425,610
4.000%, 10/01/44 (c)	1,820,000	1,917,939
4.500%, 05/01/35	335,860	363,062
4.500%, 07/01/35	945,607	1,023,709

See accompanying notes to investments in securities.

	Principal	Value(a)
4.500%, 06/01/39	$500,422	$545,059
4.500%, 04/01/41	3,097,532	3,377,568
4.500%, 07/01/41	3,348,463	3,629,902
5.000%, 05/01/18	32,307	34,165
5.000%, 06/01/18	65,506	69,227
5.000%, 07/01/18	143,307	151,634
5.000%, 07/01/23	216,010	238,248
5.000%, 11/01/33	119,826	132,533
5.000%, 05/01/34	39,889	44,136
5.000%, 12/01/34	542,980	600,505
5.000%, 04/01/35	134,955	149,251
5.000%, 08/01/35	153,990	169,843
5.000%, 04/01/38	399,643	448,188
5.000%, 12/01/39	538,994	604,965
5.000%, 04/01/41	699,080	781,704
5.500%, 09/01/17	22,675	24,001
5.500%, 02/01/18	80,433	85,165
5.500%, 03/01/18	145,281	153,821
5.500%, 04/01/33	674,681	763,907
5.500%, 12/01/33	206,401	232,775
5.500%, 01/01/34	293,937	330,045
5.500%, 02/01/34	303,157	342,949
5.500%, 03/01/34	577,884	654,386
5.500%, 04/01/34	323,500	362,147
5.500%, 09/01/34	95,601	107,545
5.500%, 02/01/35	357,460	402,215
5.500%, 04/01/35	590,285	656,853
5.500%, 06/01/35	112,821	125,599
5.500%, 08/01/35	315,833	354,376
5.500%, 10/01/35	631,425	716,658
5.500%, 11/01/35	216,331	242,095
5.500%, 12/01/35	168,524	188,913
5.500%, 12/01/39	263,940	296,555
6.000%, 09/01/17	114,006	118,600
6.000%, 08/01/23	196,601	214,744
6.000%, 10/01/32	571,847	661,631
6.000%, 11/01/32	454,511	525,955
6.000%, 03/01/33	585,403	677,740
6.000%, 04/01/33	46,923	53,879
6.000%, 12/01/33	211,291	241,879
6.000%, 01/01/36	158,983	182,524
6.000%, 08/01/37	100,056	112,966
6.000%, 09/01/37	253,114	291,206
6.000%, 10/01/38	371,708	430,172
6.000%, 12/01/38	277,489	313,292
6.000%, 06/01/40	133,358	150,565
6.500%, 12/01/31	137,303	160,381
6.500%, 02/01/32	46,757	54,898
6.500%, 04/01/32	216,959	253,142
6.500%, 05/01/32	64,613	75,775
6.500%, 07/01/32	202,535	237,311
6.500%, 08/01/32	268,438	312,068
6.500%, 09/01/32	171,625	201,255
6.500%, 10/01/32	242,450	277,255
6.500%, 11/01/37	220,861	250,002
7.000%, 07/01/31	148,315	173,768
7.000%, 09/01/31	251,119	298,750
7.000%, 11/01/31	363,092	432,697
7.000%, 02/01/32	66,418	76,813
7.000%, 03/01/32	41,964	50,131
7.000%, 07/01/32	125,735	147,269
7.500%, 04/01/31	181,862	210,431
7.500%, 05/01/31	51,111	58,082
		64,347,898
Government National Mortgage Association (GNMA) (1.4%)
0.358%, 06/17/45 (b) (d)	1,811,069	19,487
3.000%, 10/01/44 (c)	1,000,000	1,006,328
3.500%, 10/20/43	938,771	972,016
3.500%, 10/01/44 (c)	1,000,000	1,033,281
5.000%, 12/15/39	50,933	56,654
5.000%, 01/15/40	970,686	1,077,022
5.500%, 07/15/38	455,197	510,654
5.500%, 10/15/38	501,943	567,698
8.500%, 10/15/22	16,199	16,514
		5,259,654
U.S. Treasury (15.6%)
U.S. Treasury Bond
3.375%, 05/15/44	8,575,000	8,853,687
3.625%, 02/15/44	2,355,000	2,544,872
5.375%, 02/15/31 (e)	5,115,000	6,770,183
U.S. Treasury Note
0.875%, 05/15/17	560,000	559,300
0.875%, 01/31/18	11,975,000	11,816,894
1.000%, 09/15/17	805,000	803,743
1.625%, 08/31/19	13,500,000	13,407,187
2.000%, 05/31/21	2,045,000	2,021,356
2.000%, 08/31/21	975,000	961,822
2.125%, 06/30/21	3,745,000	3,728,616
2.250%, 04/30/21	970,000	974,850
2.250%, 07/31/21	1,000,000	1,003,438
2.375%, 08/15/24	4,760,000	4,704,965
		58,150,913
Total government obligations (cost: $ 172,488,949)		178,063,182

Asset-Backed Securities (5.9%)
Asset-Backed Securities (5.9%)
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	780,000	806,995

See accompanying notes to investments in securities.

	Principal	Value(a)
Cabela’s Master Credit Card Trust, 2.710%, 02/17/26 (f)	$2,000,000	$1,942,166
Chase Issuance Trust, 2.770%, 03/15/23	3,400,000	3,425,616
Citibank Credit Card Issuance Trust, 2.880%, 01/23/23	2,930,000	2,974,844
Conseco Financial Corp.
6.400%, 10/15/18	32,854	33,702
7.400%, 06/15/27	23,499	23,572
Countryplace Manufactured Housing Contract Trust, 5.200%, 12/15/35 (b) (f) (g)	1,755,000	1,853,413
Countrywide Asset-Backed Certificates, 5.934%, 05/25/37 (b)	1,660,374	1,467,632
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (f) (g) (h)	694,829	681,773
Global SC Finance II SRL, 2.980%, 04/17/28 (f) (h)	1,287,500	1,278,339
GMAC Mortgage Corp. Loan Trust, 5.920%, 08/25/37 (b)	3,095,000	2,755,643
Origen Manufactured Housing Contract Trust
5.700%, 01/15/35 (b)	959,285	1,005,370
5.730%, 11/15/35 (b)	354,430	370,788
5.860%, 06/15/36 (b)	404,689	429,612
TAL Advantage V LLC
2.830%, 02/22/38 (f)	1,384,542	1,366,286
3.510%, 02/22/39 (f)	522,625	527,710
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (f)	969,864	956,139
Total asset-backed securities (cost: $ 22,138,675)		21,899,600

Other Mortgage-Backed Securities (8.0%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.3%)
BHN I Mortgage Fund, 7.916%, 07/01/15 (f) (g) (h) (i) (j)	57,000	—
Credit-Based Asset Servicing and Securitization LLC, 6.240%, 10/25/36 (f) (k)	469,466	474,196
JPMorgan Mortgage Trust, 2.494%, 11/25/33 (b)	544,590	546,045
Mellon Residential Funding Corp., 6.750%, 06/25/28	8,532	8,622
		1,028,863
Commercial Mortgage-Backed Securities (7.7%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (f)	1,076,017	1,114,966
American Tower Trust I, 1.551%, 03/15/43 (f)	2,840,000	2,793,543
BB-UBS Trust
3.430%, 11/05/36 (f)	1,790,000	1,765,697
4.160%, 11/05/36 (b) (f)	895,000	865,541
Citigroup Commercial Mortgage Trust
2.110%, 01/12/30 (f)	796,856	803,735
3.008%, 01/12/30 (b) (f)	725,000	729,926
CSMC Mortgage Trust, 1.704%, 04/15/27 (b) (f)	2,535,000	2,540,473
Extended Stay America Trust, 2.295%, 12/05/31 (f)	1,000,000	978,020
Hometown Commercial Mortgage
5.506%, 11/11/38 (f) (g)	709,268	581,068
6.057%, 06/11/39 (f) (g)	803,448	533,056
JPMorgan Chase Commercial Mortgage Securities Corp.
2.191%, 12/05/27 (b) (d) (f) (g)	10,712,128	941,082
5.633%, 12/05/27 (f)	2,165,000	2,465,994
Merrill Lynch Mortgage Investors, Inc., 6.250%, 12/10/29 (b)	413,064	413,522
Morgan Stanley Capital I Trust
3.201%, 08/05/34 (f)	860,000	858,570
3.451%, 08/05/34 (f)	550,000	549,579
3.773%, 03/15/45	685,000	701,943
Multi Security Asset Trust
5.270%, 11/28/35 (f) (g)	1,000,000	1,014,670
5.880%, 11/28/35 (b) (f) (g)	1,540,000	1,512,969
Timberstar Trust, 6.208%, 10/15/36 (f)	2,515,000	2,634,925
UBS-Barclays Commercial Mortgage Trust, 3.091%, 08/10/49	920,000	912,761
Vornado DP LLC, 4.004%, 09/13/28 (f)	1,475,000	1,569,692
Wachovia Bank Commercial Mortgage Trust, 4.803%, 10/15/41	69,730	69,661
WF-RBS Commercial Mortgage Trust
3.667%, 11/15/44	905,000	945,886
3.791%, 02/15/44 (f)	1,485,000	1,529,030
		28,826,309
Total other mortgage-backed securities (cost: $ 29,941,615)		29,855,172

See accompanying notes to investments in securities.

	Principal	Value(a)
Corporate Obligations (36.4%)
Basic Materials (0.6%)
Chemicals (0.6%)
Ashland, Inc., 3.875%, 04/15/18	$2,120,000	$2,125,300

Capital Goods (0.8%)
Containers-Metal / Glass (0.8%)
Ball Corp., 5.750%, 05/15/21	2,725,000	2,823,781

Communications (1.8%)
Telephone Services (1.1%)
SBA Tower Trust, 2.240%, 04/15/43 (f)	2,440,000	2,404,747
Virgin Media Secured Finance PLC, 5.375%, 04/15/21 (f) (h)	1,500,000	1,511,250
		3,915,997
Telephone-Integrated (0.7%)
Verizon Communications, Inc.
5.012%, 08/21/54 (f) (g)	1,241,000	1,246,891
6.550%, 09/15/43	1,238,000	1,546,747
		2,793,638
Consumer Cyclical (1.0%)
Auto/Truck Parts & Equipment-Original (0.1%)
Delphi Corp., 6.125%, 05/15/21	290,000	318,275

Retail (0.5%)
AutoNation, Inc., 5.500%, 02/01/20	1,700,000	1,853,000

Retail-Apparel/Shoe (0.4%)
L Brands, Inc., 6.625%, 04/01/21	1,480,000	1,628,000

Consumer, Non-cyclical (1.2%)
Commercial Services (0.3%)
ERAC USA Finance LLC, 3.850%, 11/15/24 (f)	1,115,000	1,117,021

Drugstore Chains (0.9%)
CVS Pass-Through Trust
6.036%, 12/10/28	2,571,660	2,974,146
6.943%, 01/10/30	409,952	499,032
		3,473,178
Energy (8.3%)
Oil & Gas (1.5%)
Chesapeake Energy Corp.
3.484%, 04/15/19 (b)	1,650,000	1,654,125
4.875%, 04/15/22	1,060,000	1,065,300
Cimarex Energy Co., 5.875%, 05/01/22	850,000	913,750
Denbury Resources, Inc., 5.500%, 05/01/22	1,810,000	1,791,900
		5,425,075
Oil, Gas & Consumable Fuels (1.7%)
Continental Resources, Inc., 5.000%, 09/15/22	2,000,000	2,110,000
Tesoro Corp., 4.250%, 10/01/17	1,135,000	1,163,375
Whiting Petroleum Corp., 5.000%, 03/15/19	1,760,000	1,808,400
WPX Energy, Inc., 5.250%, 09/15/24	1,390,000	1,348,300
		6,430,075
Pipelines (5.1%)
Boardwalk Pipelines L.P.
5.200%, 06/01/18	400,000	420,967
5.750%, 09/15/19	2,629,000	2,868,720
Buckeye Partners L.P., 5.600%, 10/15/44	2,800,000	2,802,027
Enterprise Products Operating LLC, 5.750%, 03/01/35	1,685,000	1,950,893
NuStar Logistics L.P., 8.150%, 04/15/18 (k)	2,386,000	2,714,075
Spectra Energy Partners L.P., 4.600%, 06/15/21	495,000	537,477
Suburban Propane Partners LP/Surburban Energy Finance Corp., 5.500%, 06/01/24	1,115,000	1,064,825
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,610,347
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	2,500,000	3,304,865
Williams Partners L.P. / Williams Partners Finance Corp., 7.250%, 02/01/17	700,000	788,297
		19,062,493
Financial (12.4%)
Banks (5.9%)
Bank of America Corp.

See accompanying notes to investments in securities.

	Principal	Value(a)
5.300%, 03/15/17	$770,000	$834,229
5.750%, 12/01/17	1,590,000	1,769,195
5.875%, 01/05/21	765,000	877,440
Citigroup, Inc., 4.450%, 01/10/17	2,950,000	3,143,142
Discover Bank, 8.700%, 11/18/19	322,000	402,007
HSBC Bank USA NA, 6.000%, 08/09/17	3,150,000	3,526,973
JPMorgan Chase & Co., 5.000%, 07/01/19 (b)	2,725,000	2,656,330
JPMorgan Chase Bank NA
5.875%, 06/13/16	875,000	944,968
6.000%, 07/05/17	400,000	447,239
6.000%, 10/01/17	1,575,000	1,760,941
Morgan Stanley
5.450%, 07/15/19 (b)	670,000	664,975
5.500%, 01/26/20	1,000,000	1,121,253
5.500%, 07/28/21	740,000	833,466
6.250%, 08/28/17	1,435,000	1,612,288
The Goldman Sachs Group, Inc., 5.700%, 05/10/19 (b)	1,450,000	1,471,025
		22,065,471
Finance-Diversified (0.8%)
General Motors Financial Co., Inc.
4.375%, 09/25/21	590,000	603,275
4.750%, 08/15/17	2,400,000	2,514,000
		3,117,275
Insurance (2.4%)
Assurant, Inc., 2.500%, 03/15/18	1,180,000	1,185,031
Liberty Mutual Group, Inc., 6.500%, 05/01/42 (f)	1,805,000	2,200,178
Pacific LifeCorp, 5.125%, 01/30/43 (f)	875,000	911,211
Prudential Holdings LLC, 7.245%, 12/18/23 (f) (g)	800,000	982,930
Symetra Financial Corp., 6.125%, 04/01/16 (f) (g)	2,210,000	2,350,388
XL Group PLC, 6.250%, 05/15/27 (h)	1,090,000	1,294,338
		8,924,076
Real Estate Investment Trust (0.7%)
Lexington Realty Trust, 4.400%, 06/15/24	2,475,000	2,482,915
Real Estate Investment Trust-Apartments (0.5%)
Mid-America Apartments L.P., 5.500%, 10/01/15	1,745,000	1,823,749

Real Estate Investment Trust-Health Care (0.7%)
Ventas Realty L.P. / Ventas Capital Corp., 2.700%, 04/01/20	2,800,000	2,754,674

Real Estate Investment Trust-Hotels (0.7%)
Hospitality Properties Trust, 4.650%, 03/15/24	2,450,000	2,482,886
Real Estate Investment Trust-Office Property (0.7%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.000%, 02/06/17 (f)	2,775,000	2,773,468

Health Care (1.6%)
Health Care Providers & Services (0.8%)
NYU Hospitals Center, 4.428%, 07/01/42	1,480,000	1,430,293
Sinai Health System, 3.034%, 01/20/36	1,620,000	1,573,140
		3,003,433
Medical Products/Supplies (0.8%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	2,700,000	2,873,213

Industrials (1.1%)
Building Products (0.4%)
Martin Marietta Materials, Inc., 1.333%, 06/30/17 (b) (f)	1,500,000	1,506,465
Capital Goods (0.4%)
CNH Industrial Capital LLC
3.250%, 02/01/17	1,100,000	1,083,500
3.375%, 07/15/19 (f)	435,000	409,988
		1,493,488
Tools-Hand Held (0.3%)
Stanley Black & Decker, Inc., 5.750%, 12/15/53 (b)	1,000,000	1,082,500

Technology (0.4%)
Computer Software & Services (0.4%)
Intuit, Inc., 5.750%, 03/15/17	1,505,000	1,660,575

See accompanying notes to investments in securities.

	Principal	Value(a)
Transportation (5.0%)
Airlines (3.9%)
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	$375,941	$430,735
American Airlines 2011-1 Class A Pass Through Trust, 5.250%, 07/31/22	625,142	671,147
American Airlines 2013-2 Class A Pass Through Trust, 4.950%, 07/15/24	1,637,785	1,756,033
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (f) (g)	1,642,002	1,686,139
British Airways PLC, 5.625%, 12/20/21 (f) (h)	851,850	906,684
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	735,369	783,940
Delta Air Lines 2012-1 Class B Pass Through Trust, 6.875%, 05/07/19 (f)	1,928,609	2,115,704
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	700,000	700,000
United Airlines, Inc., 10.400%, 05/01/18	830,306	920,784
US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/24	1,463,478	1,647,130
US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/26	662,876	741,963
US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/26	793,405	829,623
Virgin Australia 2013-1B Trust, 6.000%, 04/23/22 (f) (h)	1,141,580	1,161,558
		14,351,440
Transport-Rail (1.1%)
BNSF Funding Trust I, 6.613%, 12/15/55 (b)	3,785,000	4,245,048

	Shares/
	Principal
Utilities (2.2%)
Electric Companies (1.1%)
FirstEnergy Corp., 2.750%, 03/15/18	1,700,000	1,706,769
Southwestern Electric Power Co., 5.550%, 01/15/17	2,230,000	2,439,578
		4,146,347
Electric Utilities (1.1%)
AES Corp., 3.234%, 06/01/19 (b)	1,400,000	1,379,000
Dominion Resources, Inc., 5.750%, 10/01/54 (b) (c)	1,800,000	1,820,576
NRG Yield Operating, LLC, 5.375%, 08/15/24 (f)	1,050,000	1,055,250
		4,254,826
Total corporate obligations (cost: $ 131,588,602)		136,007,682
Total long-term debt securities (cost: $ 356,157,841)		365,825,636

Short-Term Securities (5.5%)
Investment Companies (5.5%)
Dreyfus Treasury Cash Management Fund, current rate 0.010% (l)	20,479,042	20,479,042
Total short-term securities (cost: $ 20,479,042)		20,479,042
Total investments in securities (cost: $ 376,636,883) (m)		386,304,678
Liabilities in excess of cash and other assets (-3.5%)		(12,997,727)
Total net assets (100.0%)		$373,306,951

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Variable rate security.

(c)          Security is issued on a when-issued or forward commitment basis. As of September 30, 2014 the total cost of investments issued on a when-issued or forward commitment basis was $15,324,090.

(d)         Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)          Fully or partially pledged as initial margin deposits on open futures contracts.

See accompanying notes to investments in securities.

Holdings of Open Futures Contracts

On September 30, 2014, securities with an aggregate market value of $397,078 have been pledged to cover margin requirements for the following open futures contracts:

				Unrealized
		Number of	Position	Appreciation/
Type	Expiration	Contracts	Type	(Depreciation)
2 Year U.S. Treasury Note	December 2014	7	Long	$95
5 Year U.S. Treasury Note	December 2014	71	Long	(16,231)
10 Year U.S. Treasury Note	December 2014	183	Short	129,726
		261		113,590

(f)           Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(g)          Illiquid security. (See Note 3.)

(h)         Foreign security: The Fund held 1.8% of net assets in foreign securities at September 30, 2014.

(i)             Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.

(j)            These securities are being fair-valued according to procedures approved by the Board of Trustees.

(k)         Step rate security.

(l)             All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2014.

(m)     At September 30, 2014 the cost of securities for federal income tax purposes was $379,732,671. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$9,631,546
Gross unrealized depreciation	(3,059,539)
Net unrealized appreciation	$6,572,007

See accompanying notes to investments in securities.

SFT Advantus Index 400 Mid-Cap Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.0%)
Consumer Discretionary (13.3%)
Auto Components (0.3%)
Gentex Corp.	20,648	$552,747

Automobiles (0.2%)
Thor Industries, Inc.	6,549	337,273

Distributors (0.5%)
LKQ Corp. (b)	42,630	1,133,532
Diversified Consumer Services (0.9%)
Apollo Education Group, Inc. - Class A (b)	13,789	346,793
DeVry Edcation Group, Inc.	8,006	342,737
Graham Holdings Co. - Class B	622	435,145
Service Corp. International/US	29,818	630,353
Sotheby’s	8,671	309,728
		2,064,756
Hotels, Restaurants & Leisure (1.6%)
Bally Technologies, Inc. (b)	5,400	435,780
Brinker International, Inc.	9,100	462,189
Domino’s Pizza, Inc.	7,794	599,826
International Game Technology	34,910	588,932
International Speedway Corp. - Class A	3,853	121,909
Life Time Fitness, Inc. (b)	5,080	256,235
Panera Bread Co. - Class A (b)	3,656	594,904
The Cheesecake Factory, Inc.	6,438	292,929
The Wendy’s Co. (c)	38,852	320,918
		3,673,622
Household Durables (1.7%)
Jarden Corp. (b)	16,811	1,010,509
KB Home	12,849	191,964
MDC Holdings, Inc.	5,515	139,640
NVR, Inc. (b)	642	725,473
Tempur-Pedic International, Inc. (b)	8,618	484,073
Toll Brothers, Inc. (b)	22,864	712,442
Tupperware Brands Corp.	7,069	488,044
		3,752,145

Internet & Catalog Retail (0.1%)
HSN, Inc.	4,581	281,136

Leisure Equipment & Products (0.8%)
Brunswick Corp.	13,118	552,793
Polaris Industries, Inc.	8,570	1,283,700
		1,836,493
Media (1.5%)
AMC Networks, Inc. - Class A (b)	8,281	483,776
Cinemark Holdings, Inc.	14,704	500,524
DreamWorks Animation SKG, Inc. - Class A (b)	10,079	274,854
John Wiley & Sons, Inc. - Class A	6,583	369,372
Lamar Advertising Co. - Class A	11,303	556,673
Live Nation Entertainment, Inc. (b)	20,388	489,720
Meredith Corp.	5,085	217,638
The New York Times Co. - Class A	18,467	207,200
Time, Inc. (b)	15,384	360,447
		3,460,204
Multiline Retail (0.4%)
Big Lots, Inc.	7,915	340,741
JC Penney Co., Inc. (b)	43,050	432,222
		772,963
Specialty Retail (4.4%)
Aaron’s, Inc.	9,088	221,020
Abercrombie & Fitch Co. - Class A	10,078	366,235
Advance Auto Parts, Inc.	10,322	1,344,957
American Eagle Outfitters, Inc.	24,712	358,818
ANN, Inc. (b)	6,417	263,931
Ascena Retail Group, Inc. (b)	18,492	245,944
Cabela’s, Inc. (b)	6,724	396,044
Carter’s, Inc.	7,523	583,183
Chico’s FAS, Inc.	21,577	318,692
CST Brands, Inc.	10,595	380,890
Dick’s Sporting Goods, Inc.	14,040	616,075
Foot Locker, Inc.	20,296	1,129,472
Guess?, Inc.	9,025	198,279
Kate Spade & Co. (b)	17,921	470,068
Murphy USA, Inc. (b)	6,070	322,074
Office Depot, Inc. (b)	68,327	351,201
Rent-A-Center, Inc.	7,397	224,499
Signet Jewelers, Ltd. (d)	11,338	1,291,512
Williams-Sonoma, Inc.	12,365	823,138
		9,906,032

Textiles, Apparel & Luxury Goods (0.9%)
Deckers Outdoor Corp. (b)	4,851	471,420

See accompanying notes to investments in securities.

	Shares	Value(a)
Hanesbrands, Inc.	14,071	$1,511,788
		1,983,208
Consumer Staples (3.0%)
Food & Staples Retailing (0.3%)
SUPERVALU, Inc. (b)	29,094	260,100
United Natural Foods, Inc. (b)	7,028	431,941
		692,041

Food Products (1.6%)
Dean Foods Co.	13,243	175,470
Flowers Foods, Inc.	26,041	478,113
Ingredion, Inc.	10,550	799,585
Lancaster Colony Corp.	2,781	237,164
Post Holdings, Inc. (b)	6,330	210,029
The Hain Celestial Group, Inc. (b)	7,112	727,913
Tootsie Roll Industries, Inc.	2,790	78,092
WhiteWave Foods Co. - Class A (b)	24,589	893,318
		3,599,684

Household Products (1.0%)
Church & Dwight Co., Inc.	18,876	1,324,340
Energizer Holdings, Inc.	8,741	1,076,979
		2,401,319
Tobacco (0.1%)
Universal Corp.	3,260	144,711

Energy (4.9%)
Energy Equipment & Services (2.8%)
Atwood Oceanics, Inc. (b)	8,450	369,180
CARBO Ceramics, Inc.	2,809	166,377
Dresser-Rand Group, Inc. (b)	10,820	890,053
Dril-Quip, Inc. (b)	5,700	509,580
Helix Energy Solutions Group, Inc. (b)	13,861	305,774
Oceaneering International, Inc.	15,254	994,103
Oil States International, Inc. (b)	7,637	472,730
Patterson-UTI Energy, Inc.	20,637	671,321
Rowan Cos. PLC - Class A	17,583	445,026
Superior Energy Services, Inc.	21,841	717,914
Tidewater, Inc.	7,024	274,147
Unit Corp. (b)	6,512	381,929
		6,198,134
Oil, Gas & Consumable Fuels (2.1%)
Bill Barrett Corp. (b)	7,010	154,500
Gulfport Energy Corp. (b)	12,074	644,752
HollyFrontier Corp.	28,040	1,224,787
Peabody Energy Corp.	38,337	474,612
Rosetta Resources, Inc. (b)	8,608	383,573
SM Energy Co.	9,515	742,170
World Fuel Services Corp.	10,208	407,503
WPX Energy, Inc. (b)	28,657	689,488
		4,721,385
Financial (21.3%)
Capital Markets (1.6%)
Eaton Vance Corp.	16,768	632,657
Federated Investors, Inc. - Class B	13,480	395,773
Janus Capital Group, Inc.	20,937	304,424
Raymond James Financial, Inc.	17,756	951,366
SEI Investments Co.	18,480	668,237
Waddell & Reed Financial, Inc. - Class A	11,941	617,230
		3,569,687
Commercial Banks (4.5%)
Associated Banc-Corp	21,870	380,975
BancorpSouth, Inc.	12,072	243,130
Bank of Hawaii Corp.	6,206	352,563
Cathay General Bancorp	10,374	257,586
City National Corp.	6,800	514,556
Commerce Bancshares, Inc.	11,130	496,899
Cullen/Frost Bankers, Inc.	7,737	591,958
East West Bancorp, Inc.	20,250	688,500
First Horizon National Corp.	33,491	411,270
FirstMerit Corp.	23,352	410,995
Fulton Financial Corp.	26,476	293,354
Hancock Holding Co.	11,528	369,472
International Bancshares Corp.	8,218	202,697
PacWest Bancorp	13,673	563,738
Prosperity Bancshares, Inc.	8,502	486,059
Signature Bank (b)	7,106	796,298
SVB Financial Group (b)	7,165	803,125
Synovus Financial Corp.	19,635	464,171
TCF Financial Corp.	23,562	365,918
Trustmark Corp.	9,524	219,385
Umpqua Holdings Corp.	26,385	434,561
Valley National Bancorp	26,911	260,768
Webster Financial Corp.	12,654	368,738
		9,976,716
Consumer Finance (0.2%)
SLM Corp.	59,729	511,280
Diversified Financial Services (0.6%)
CBOE Holdings, Inc.	12,047	644,816

See accompanying notes to investments in securities.

	Shares	Value(a)
MSCI, Inc. (b)	16,458	$773,855
		1,418,671
Diversified REIT’s (0.3%)
Liberty Property Trust	20,915	695,633

Insurance (4.7%)
Alleghany Corp. (b)	2,307	964,672
American Financial Group, Inc.	10,584	612,708
Arthur J Gallagher & Co.	22,454	1,018,514
Aspen Insurance Holdings, Ltd. (d)	9,167	392,073
Brown & Brown, Inc.	16,656	535,490
Everest Re Group, Ltd. (d)	6,460	1,046,585
First American Financial Corp.	15,125	410,190
HCC Insurance Holdings, Inc.	14,122	681,951
Kemper Corp.	7,002	239,118
Mercury General Corp.	5,124	250,103
Old Republic International Corp.	34,257	489,190
Primerica, Inc.	7,624	367,629
Protective Life Corp.	11,147	773,713
Reinsurance Group of America, Inc.	9,679	775,578
RenaissanceRe Holdings, Ltd. (d)	5,782	578,142
StanCorp Financial Group, Inc.	6,128	387,167
The Hanover Insurance Group, Inc.	6,195	380,497
WR Berkley Corp.	14,389	687,794
		10,591,114
Office REIT’s (2.3%)
Alexandria Real Estate Equities, Inc.	10,139	747,751
BioMed Realty Trust, Inc.	27,559	556,692
Corporate Office Properties Trust SBI	12,382	318,465
Duke Realty Corp.	48,180	827,732
Highwoods Properties, Inc.	12,761	496,403
Kilroy Realty Corp.	11,747	698,242
Mack-Cali Realty Corp.	11,813	225,747
SL Green Realty Corp.	13,501	1,367,921
		5,238,953
Real Estate Management & Development (0.5%)
Alexander & Baldwin, Inc.	6,402	230,280
Jones Lang LaSalle, Inc.	6,329	799,606
		1,029,886
Residential REIT’s (1.6%)
American Campus Communities, Inc.	14,819	540,153
Camden Property Trust	12,089	828,459
Home Properties, Inc.	8,005	466,211
Mid-America Apartment Communities, Inc.	10,619	697,137
UDR, Inc.	35,546	968,629
		3,500,589
Retail REIT’s (2.5%)
Equity One, Inc.	10,842	234,512
Federal Realty Investment Trust	9,564	1,132,951
National Retail Properties, Inc.	17,664	610,644
Realty Income Corp.	31,440	1,282,438
Regency Centers Corp.	13,043	702,105
Taubman Centers, Inc.	8,964	654,372
Washington Prime Group, Inc.	21,912	383,022
Weingarten Realty Investors	15,883	500,315
		5,500,359
Specialized REIT’s (1.7%)
Extra Space Storage, Inc.	15,565	802,687
Hospitality Properties Trust	21,155	568,012
LaSalle Hotel Properties	14,697	503,225
Omega Healthcare Investors, Inc.	17,969	614,360
Potlatch Corp.	5,732	230,484
Rayonier, Inc.	17,871	556,503
Senior Housing Properties Trust	28,777	602,015
		3,877,286
Thrifts & Mortgage Finance (0.8%)
Astoria Financial Corp.	12,372	153,289
First Niagara Financial Group, Inc.	49,985	416,375
New York Community Bancorp, Inc.	62,513	992,081
Washington Federal, Inc.	14,053	286,119
		1,847,864
Health Care (9.4%)
Biotechnology (0.7%)
Cubist Pharmaceuticals, Inc. (b)	10,695	709,506
United Therapeutics Corp. (b)	6,676	858,868
		1,568,374

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care Equipment & Supplies (2.9%)
Align Technology, Inc. (b)	10,269	$530,702
Hill-Rom Holdings, Inc.	8,017	332,144
Hologic, Inc. (b)	34,127	830,310
IDEXX Laboratories, Inc. (b)	7,089	835,297
ResMed, Inc.	19,795	975,300
Sirona Dental Systems, Inc. (b)	7,855	602,321
STERIS Corp.	8,380	452,185
Teleflex, Inc.	5,890	618,686
The Cooper Cos., Inc.	6,819	1,062,059
Thoratec Corp. (b)	7,932	212,022
		6,451,026
Health Care Providers & Services (3.1%)
Centene Corp. (b)	8,274	684,342
Community Health Systems, Inc. (b)	16,278	891,872
Health Net, Inc. (b)	11,341	522,933
Henry Schein, Inc. (b)	11,961	1,393,098
HMS Holdings Corp. (b)	12,389	233,533
LifePoint Hospitals, Inc. (b)	6,375	441,086
Mednax, Inc. (b)	14,156	776,032
Omnicare, Inc.	13,775	857,631
Owens & Minor, Inc.	8,821	288,800
VCA, Inc. (b)	12,175	478,843
WellCare Health Plans, Inc. (b)	6,147	370,910
		6,939,080
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. (b)	23,917	320,846

Life Sciences Tools & Services (1.3%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,880	326,592
Charles River Laboratories International, Inc. (b)	6,592	393,806
Covance, Inc. (b)	7,984	628,341
Mettler-Toledo International, Inc. (b)	4,090	1,047,572
Techne Corp.	5,226	488,892
		2,885,203
Pharmaceuticals (1.3%)
Endo International PLC (b) (d)	21,674	1,481,201
Salix Pharmaceuticals, Ltd. (b)	8,995	1,405,379
		2,886,580
Industrials (16.0%)
Aerospace & Defense (1.8%)
Alliant Techsystems, Inc.	4,564	582,549
BE Aerospace, Inc. (b)	14,871	1,248,272
Esterline Technologies Corp. (b)	4,480	498,489
Exelis, Inc.	26,559	439,286
Huntington Ingalls Industries, Inc.	6,832	711,963
Triumph Group, Inc.	7,207	468,815
Vectrus, Inc. (b)	1	10
		3,949,384
Airlines (0.5%)
Alaska Air Group, Inc.	19,048	829,350
JetBlue Airways Corp. (b)	34,623	367,696
		1,197,046
Building Products (0.9%)
AO Smith Corp.	10,664	504,194
Fortune Brands Home & Security, Inc.	22,380	920,042
Lennox International, Inc.	6,282	482,897
		1,907,133
Commercial Services & Supplies (1.9%)
Civeo Corp.	15,068	174,940
Clean Harbors, Inc. (b)	7,748	417,772
Copart, Inc. (b)	16,020	501,666
Corrections Corp. of America	16,442	564,947
Deluxe Corp.	7,013	386,837
Herman Miller, Inc.	8,300	247,755
HNI Corp.	6,369	229,220
MSA Safety, Inc.	4,409	217,805
Rollins, Inc.	8,975	262,788
RR Donnelley & Sons Co.	28,216	464,435
Waste Connections, Inc.	17,528	850,459
		4,318,624
Construction & Engineering (0.7%)
Aecom Technology Corp. (b)	14,049	474,154
Granite Construction, Inc.	5,079	161,563
KBR, Inc.	20,509	386,184
URS Corp.	9,762	562,389
		1,584,290
Electrical Equipment (1.3%)
Acuity Brands, Inc.	6,154	724,388
Belden, Inc.	6,114	391,418
Hubbell, Inc. - Class B	7,681	925,791
Regal-Beloit Corp.	6,404	411,457
Woodward Governor Co.	8,168	388,960
		2,842,014

See accompanying notes to investments in securities.

	Shares	Value(a)
Industrial Conglomerates (0.3%)
Carlisle Cos., Inc.	9,079	$729,770

Machinery (4.9%)
AGCO Corp.	12,054	547,975
CLARCOR, Inc.	7,064	445,597
Crane Co.	7,027	444,177
Donaldson Co., Inc.	18,775	762,828
Graco, Inc.	8,493	619,819
Harsco Corp.	11,412	244,331
IDEX Corp.	11,296	817,492
ITT Corp.	12,948	581,883
Kennametal, Inc.	11,111	458,995
Lincoln Electric Holdings, Inc.	11,168	772,100
Nordson Corp.	8,285	630,240
Oshkosh Corp.	12,006	530,065
SPX Corp.	6,011	564,613
Terex Corp.	15,563	494,437
Timken Co.	10,739	455,226
Trinity Industries, Inc.	22,039	1,029,662
Valmont Industries, Inc.	3,767	508,281
Wabtec Corp.	13,614	1,103,279
		11,011,000
Marine (0.4%)
Kirby Corp. (b)	8,084	952,699

Professional Services (1.0%)
FTI Consulting, Inc. (b)	5,711	199,657
Manpower, Inc.	11,259	789,256
The Corporate Executive Board Co.	4,765	286,233
Tower Watson & Co. - Class A	9,916	986,642
		2,261,788
Road & Rail (1.5%)
Con-way, Inc.	8,122	385,795
Genesee & Wyoming, Inc. - Class A (b)	7,236	689,663
JB Hunt Transport Services, Inc.	13,003	962,872
Landstar System, Inc.	6,298	454,653
Old Dominion Freight Line, Inc. (b)	9,613	679,062
Werner Enterprises, Inc.	6,274	158,105
		3,330,150
Trading Companies & Distributors (0.8%)
GATX Corp.	6,327	369,307
MSC Industrial Direct Co. - Class A	7,228	617,705
Now, Inc. (b)	15,032	457,123
Watsco, Inc.	3,809	328,260
		1,772,395
Information Technology (16.5%)
Communications Equipment (1.1%)
ADTRAN, Inc.	7,725	158,594
ARRIS Group, Inc. (b)	18,601	527,431
Ciena Corp. (b)	15,049	251,619
InterDigital, Inc.	5,713	227,492
JDS Uniphase Corp. (b)	32,485	415,808
Plantronics, Inc.	6,061	289,595
Polycom, Inc. (b)	19,256	236,560
Riverbed Technology, Inc. (b)	22,493	417,133
		2,524,232
Computers & Peripherals (1.0%)
3D Systems Corp. (b)	14,592	676,631
Diebold, Inc.	9,025	318,763
Lexmark International, Inc. - Class A	8,793	373,703
NCR Corp. (b)	23,725	792,652
		2,161,749
Electronic Equipment, Instruments & Components (2.6%)
Arrow Electronics, Inc. (b)	13,960	772,686
Avnet, Inc. (c)	19,525	810,287
Cognex Corp. (b)	12,249	493,267
FEI Co.	5,890	444,224
Ingram Micro, Inc. - Class A (b)	21,975	567,175
Itron, Inc. (b)	5,493	215,930
Knowles Corp. (b)	11,913	315,694
National Instruments Corp.	14,198	439,144
Tech Data Corp. (b)	5,434	319,845
Trimble Navigation, Ltd. (b)	36,706	1,119,533
Vishay Intertechnology, Inc.	19,157	273,754
		5,771,539
Internet Software & Services (1.3%)
AOL, Inc. (b)	11,067	497,462
Conversant, Inc. (b)	8,506	291,330
Equinix, Inc. (b)	7,556	1,605,499
Rackspace Hosting, Inc. (b)	16,763	545,636
		2,939,927
IT Services (2.4%)
Acxiom Corp. (b)	10,895	180,312
Broadridge Financial Solutions, Inc.	16,822	700,300
Convergys Corp.	14,278	254,434
CoreLogic, Inc. (b)	12,867	348,310
DST Systems, Inc.	4,321	362,618
Gartner, Inc. - Class A (b)	12,542	921,461
Global Payments, Inc.	9,629	672,875

See accompanying notes to investments in securities.

	Shares	Value(a)
Jack Henry & Associates, Inc.	11,648	$648,328
Leidos Holdings, Inc.	8,783	301,520
NeuStar, Inc. - Class A (b)	7,921	196,678
Science Applications International Corp.	5,715	252,774
WEX, Inc. (b)	5,529	609,959
		5,449,569
Office Electronics (0.2%)
Zebra Technologies Corp. - Class A (b)	7,170	508,855
Semiconductors & Semiconductor Equipment (3.0%)
Advanced Micro Devices, Inc. (b)	87,842	299,541
Atmel Corp. (b)	59,107	477,585
Cree, Inc. (b)	16,952	694,184
Cypress Semiconductor Corp. (b)	20,691	204,324
Fairchild Semiconductor International, Inc. (b)	16,964	263,451
Integrated Device Technology, Inc. (b)	21,013	335,157
International Rectifier Corp. (b)	10,102	396,403
Intersil Corp. - Class A	18,290	259,901
RF Micro Devices, Inc. (b)	40,619	468,743
Semtech Corp. (b)	9,426	255,916
Silicon Laboratories, Inc. (b)	5,704	231,811
Skyworks Solutions, Inc.	26,766	1,553,766
SunEdison, Inc. (b)	35,315	666,747
Teradyne, Inc.	28,905	560,468
		6,667,997
Software (4.9%)
ACI Worldwide, Inc. (b)	16,110	302,224
Advent Software, Inc.	6,221	196,335
ANSYS, Inc. (b)	12,983	982,424
Cadence Design Systems, Inc. (b)	40,961	704,939
CDK Global, Inc. (b)	22,650	692,864
CommVault Systems, Inc. (b)	6,015	303,156
Compuware Corp.	31,089	329,854
Concur Technologies, Inc. (b)	6,795	861,742
Factset Research Systems, Inc.	5,517	670,481
Fair Isaac Corp.	4,522	249,162
Fortinet, Inc. (b)	19,428	490,848
Informatica Corp. (b)	15,535	531,918
Mentor Graphics Corp.	13,566	278,035
PTC, Inc. (b)	16,519	609,551
Rovi Corp. (b)	13,378	264,149
Solarwinds, Inc. (b)	9,263	389,509
Solera Holdings, Inc.	9,640	543,310
Synopsys, Inc. (b)	22,006	873,528
The Ultimate Software Group, Inc. (b)	3,980	563,210
TIBCO Software, Inc. (b)	21,432	506,438
VeriFone Systems, Inc. (b)	15,966	548,911
		10,892,588
Materials (7.3%)
Chemicals (3.1%)
Albemarle Corp.	11,045	650,551
Ashland, Inc.	10,155	1,057,135
Cabot Corp.	9,120	463,022
Cytec Industries, Inc.	10,172	481,034
Minerals Technologies, Inc.	4,866	300,281
NewMarket Corp.	1,514	576,864
Olin Corp.	11,070	279,518
PolyOne Corp.	13,039	463,928
Rayonier Advanced Materials	6,018	198,052
RPM International, Inc.	18,855	863,182
Sensient Technologies Corp.	6,810	356,504
The Scotts Miracle-Gro Co. - Class A	6,310	347,050
Valspar Corp.	10,766	850,406
		6,887,527
Construction Materials (0.3%)
Eagle Materials, Inc.	7,112	724,215
Containers & Packaging (1.5%)
Aptargroup, Inc.	9,171	556,680
Greif, Inc. - Class A	4,786	209,675
Packaging Corp. of America	13,894	886,715
Rock-Tenn Co. - Class A	20,219	962,020
Silgan Holdings, Inc.	6,111	287,217
Sonoco Products Co.	14,298	561,768
		3,464,075
Metals & Mining (2.1%)
Carpenter Technology Corp.	7,439	335,871
Cliffs Natural Resources, Inc.	21,633	224,550
Commercial Metals Co.	16,640	284,045
Compass Minerals International, Inc.	4,756	400,836
Reliance Steel & Aluminum Co.	11,011	753,152
Royal Gold, Inc.	9,204	597,708
Steel Dynamics, Inc.	33,899	766,456
TimkenSteel Corp.	5,369	249,605
United States Steel Corp.	20,495	802,789
Worthington Industries, Inc.	7,177	267,128
		4,682,140

See accompanying notes to investments in securities.

	Shares	Value(a)
Paper & Forest Products (0.3%)
Domtar Corp. (d)	9,103	$319,789
Louisiana-Pacific Corp. (b)	19,970	271,392
		591,181
Telecommunication Services (0.6%)
Diversified Telecommunication Services (0.4%)
tw telecom, Inc. (b)	19,498	811,312
Gas Utilities (0.1%)
ONE GAS, Inc.	7,250	248,312
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	13,976	334,865
Utilities (4.7%)
Electric Utilities (1.2%)
Cleco Corp.	8,457	407,205
Great Plains Energy, Inc.	21,760	525,939
Hawaiian Electric Industries, Inc.	14,484	384,550
IDACORP, Inc.	7,048	377,843
PNM Resources, Inc.	11,160	277,996
Westar Energy, Inc.	18,315	624,908
		2,598,441
Gas Utilities (1.7%)
Atmos Energy Corp.	14,172	676,004
Energen Corp.	10,337	746,745
National Fuel Gas Co.	11,879	831,411
Questar Corp.	24,753	551,744
UGI Corp.	24,345	829,921
WGL Holdings, Inc.	7,272	306,297
		3,942,122
Multi-Utilities (1.5%)
Alliant Energy Corp.	15,667	868,108
Black Hills Corp.	6,253	299,394
MDU Resources Group, Inc.	27,390	761,716
OGE Energy Corp.	28,136	1,044,127
Vectren Corp.	11,554	461,004
		3,434,349
Water Utilities (0.3%)
Aqua America, Inc.	25,022	588,768

Total common stocks (cost: $ 144,667,576)		217,400,588
Short-Term Securities (3.3%)
Investment Companies (3.3%)
Wells Fargo Advantage
Treasury Plus Money Market Fund, current rate 0.010%	7,390,016	$7,390,016
Total short-term securities (cost: $ 7,390,016)		7,390,016
Total investments in securities (cost: $ 152,057,592) (e)		224,790,604
Liabilities in excess of cash and other assets (-0.3%)		(606,217)
Total net assets (100.0%)		$224,184,387

Investments in Securities Legend

(a)    Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)    Non-income producing security.

(c)     Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2014, securities with an aggregate market value of $953,300 have been pledged to cover margin requirements for the following open futures contracts:

				Unrealized
		Number of	Position	Appreciation/
Type	Expiration	Contracts	Type	(Depreciation)
S+P Mid 400® E- Mini Index Future	December 2014	50	Long	$(325,683)
		50		(325,683)

(d)    Foreign security: The Fund held 2.3% of net assets in foreign securities at September 30, 2014.

(e)     At September 30, 2014 the cost of securities for federal income tax purposes was $152,622,349. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$77,907,500
Gross unrealized depreciation	(5,739,245)
Net unrealized appreciation	$72,168,255

See accompanying notes to investments in securities.

SFT Advantus Index 500 Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.7%)
Consumer Discretionary (11.6%)
Auto Components (0.4%)
BorgWarner, Inc.	7,659	$402,940
Delphi Automotive PLC (b)	10,075	618,000
Johnson Controls, Inc.	22,392	985,248
The Goodyear Tire & Rubber Co.	9,244	208,776
		2,214,964
Automobiles (0.6%)
Ford Motor Co.	130,409	1,928,749
General Motors Co.	45,322	1,447,584
Harley-Davidson, Inc.	7,234	421,019
		3,797,352
Distributors (0.1%)
Genuine Parts Co.	5,097	447,058

Diversified Consumer Services (0.0%)
H&R Block, Inc.	9,194	285,106

Hotels, Restaurants & Leisure (1.6%)
Carnival Corp.	15,144	608,335
Chipotle Mexican Grill, Inc. (c)	1,050	699,920
Darden Restaurants, Inc.	4,424	227,659
Marriott International, Inc. - Class A	7,290	509,571
McDonald’s Corp.	33,016	3,130,247
Starbucks Corp.	25,258	1,905,969
Starwood Hotels & Resorts Worldwide, Inc.	6,406	533,043
Wyndham Worldwide Corp.	4,208	341,942
Wynn Resorts, Ltd.	2,767	517,650
Yum! Brands, Inc.	14,783	1,064,080
		9,538,416
Household Durables (0.4%)
DR Horton, Inc.	11,152	228,839
Garmin, Ltd. (b)	4,021	209,052
Harman International Industries, Inc.	2,323	227,747
Leggett & Platt, Inc.	4,583	160,038
Lennar Corp. - Class A	5,980	232,203
Mohawk Industries, Inc. (c)	2,080	280,426
Newell Rubbermaid, Inc.	9,206	316,778
PulteGroup, Inc.	11,376	200,900
Stanley Black & Decker, Inc.	5,293	469,966
Whirlpool Corp.	2,677	389,905
		2,715,854
Internet & Catalog Retail (1.3%)
Amazon.com, Inc. (c)	12,739	4,107,563
Expedia, Inc.	3,311	290,110
Netflix, Inc. (c)	2,026	914,091
The Priceline Group, Inc. (c)	1,782	2,064,589
TripAdvisor, Inc. (c)	3,764	344,105
		7,720,458
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	3,819	210,026
Mattel, Inc.	11,340	347,571
		557,597
Media (3.5%)
Cablevision Systems Corp.	7,237	126,720
CBS Corp. - Class B	16,296	871,836
Comcast Corp. - Class A	87,022	4,680,043
DIRECTV (c)	16,887	1,461,063
Discovery Communications, Inc. (c)	4,974	188,017
Discovery Communications, Inc. (c)	9,188	342,529
Gannett Co., Inc.	7,560	224,305
Interpublic Group of Cos., Inc.	14,163	259,466
McGraw Hill Financial, Inc.	9,109	769,255
News Corp. - Class A (c)	16,644	272,129
Omnicom Group, Inc.	8,445	581,523
Scripps Networks Interactive, Inc. - Class A	3,486	272,222
The Walt Disney Co.	53,100	4,727,493
Time Warner Cable, Inc.	9,398	1,348,519
Time Warner, Inc.	28,743	2,161,761
Twenty-First Century Fox, Inc. - Class A	63,329	2,171,552
Viacom, Inc. - Class B	12,801	984,909
		21,443,342
Multiline Retail (0.7%)
Dollar General Corp. (c)	10,176	621,855
Dollar Tree, Inc. (c)	6,846	383,855
Family Dollar Stores, Inc.	3,199	247,091
Kohl’s Corp.	6,881	419,948
Macy’s, Inc.	11,873	690,771
Nordstrom, Inc.	4,747	324,552
Target Corp.	21,308	1,335,586
		4,023,658
Specialty Retail (2.1%)
AutoNation, Inc. (c)	2,630	132,315
AutoZone, Inc. (c)	1,162	592,225
Bed Bath & Beyond, Inc. (c)	6,790	446,986
Best Buy Co., Inc.	9,757	327,738

See accompanying notes to investments in securities.

	Shares	Value(a)
CarMax, Inc. (c)	7,291	$338,667
GameStop Corp. - Class A	3,745	154,294
L Brands, Inc.	8,254	552,853
Lowe’s Cos., Inc.	33,190	1,756,415
O’Reilly Automotive, Inc. (c)	3,489	524,606
PetSmart, Inc.	3,351	234,871
Ross Stores, Inc.	7,055	533,217
Staples, Inc.	21,660	262,086
The Gap, Inc.	9,211	384,006
The Home Depot, Inc.	45,255	4,151,694
The TJX Cos., Inc.	23,299	1,378,602
Tiffany & Co.	3,774	363,474
Tractor Supply Co.	4,560	280,485
Urban Outfitters, Inc. (c)	3,343	122,688
		12,537,222
Textiles, Apparel & Luxury Goods (0.8%)
Coach, Inc.	9,162	326,259
Fossil Group, Inc. (c)	1,613	151,461
Michael Kors Holdings, Ltd. (b) (c)	6,900	492,591
NIKE, Inc. - Class B	23,648	2,109,402
PVH Corp.	2,776	336,312
Ralph Lauren Corp.	2,033	334,896
Under Armour, Inc. - Class A (c)	5,593	386,476
VF Corp.	11,530	761,326
		4,898,723
Consumer Staples (9.3%)
Beverages (2.2%)
Brown-Forman Corp. - Class B	5,312	479,249
Coca-Cola Enterprises, Inc.	7,595	336,914
Constellation Brands, Inc. - Class A (c)	5,589	487,137
Dr Pepper Snapple Group, Inc.	6,582	423,288
Keurig Green Mountain, Inc.	4,096	533,012
Molson Coors Brewing Co. - Class B	5,338	397,361
Monster Beverage Corp. (c)	4,834	443,133
PepsiCo, Inc.	50,664	4,716,312
The Coca-Cola Co.	132,725	5,662,049
		13,478,455
Food & Staples Retailing (2.2%)
Costco Wholesale Corp.	14,699	1,842,079
CVS Health Corp.	38,941	3,099,314
Safeway, Inc.	7,665	262,910
Sysco Corp.	19,631	744,996
The Kroger Co.	16,439	854,828
Wal-Mart Stores, Inc.	53,093	4,060,022
Walgreen Co.	29,590	1,753,799
Whole Foods Market, Inc.	12,146	462,884
		13,080,832
Food Products (1.5%)
Archer-Daniels-Midland Co.	21,705	1,109,126
Campbell Soup Co.	5,930	253,389
ConAgra Foods, Inc.	14,140	467,186
General Mills, Inc.	20,595	1,039,018
Hormel Foods Corp.	4,498	231,152
Kellogg Co.	8,612	530,499
Kraft Foods Group, Inc.	19,969	1,126,252
McCormick & Co., Inc.	4,338	290,212
Mead Johnson Nutrition Co.	6,827	656,894
Mondelez International, Inc. - Class A	56,686	1,942,346
The Hershey Co.	5,035	480,490
The JM Smucker Co.	3,469	343,396
Tyson Foods, Inc. - Class A	9,828	386,928
		8,856,888
Household Products (1.9%)
Clorox Co.	4,279	410,955
Colgate-Palmolive Co.	28,866	1,882,640
Kimberly-Clark Corp.	12,573	1,352,478
Procter & Gamble Co.	91,042	7,623,857
		11,269,930
Personal Care (0.1%)
Avon Products, Inc.	14,587	183,796
The Estee Lauder Cos., Inc. - Class A	7,564	565,182
		748,978
Tobacco (1.4%)
Altria Group, Inc.	66,691	3,063,784
Lorillard, Inc.	12,105	725,211
Philip Morris International, Inc.	52,525	4,380,585
Reynolds American, Inc.	10,349	610,591
		8,780,171
Energy (9.4%)
Energy Equipment & Services (1.8%)
Baker Hughes, Inc.	14,609	950,461
Cameron International Corp. (c)	6,822	452,844
Diamond Offshore Drilling, Inc.	2,196	75,257
Ensco PLC - Class A (b)	7,851	324,325
FMC Technologies, Inc. (c)	7,832	425,356
Halliburton Co.	28,530	1,840,470
Helmerich & Payne, Inc.	3,635	355,757
Nabors Industries, Ltd. (b)	9,706	220,909

See accompanying notes to investments in securities.

	Shares	Value(a)
National Oilwell Varco, Inc.	14,494	$1,102,993
Noble Corp. PLC (b)	8,544	189,848
Schlumberger, Ltd.	43,591	4,432,769
Transocean, Ltd. (b)	11,420	365,097
		10,736,086
Oil, Gas & Consumable Fuels (7.6%)
Anadarko Petroleum Corp.	17,013	1,725,799
Apache Corp.	12,860	1,207,168
Cabot Oil & Gas Corp. - Class A	13,996	457,529
Chesapeake Energy Corp.	17,461	401,428
Chevron Corp.	63,850	7,618,582
Cimarex Energy Co.	2,940	371,998
ConocoPhillips	41,332	3,162,725
Consol Energy, Inc.	7,703	291,636
Denbury Resources, Inc.	11,780	177,053
Devon Energy Corp.	12,891	878,908
EOG Resources, Inc.	18,362	1,818,205
EQT Corp.	5,049	462,186
Exxon Mobil Corp.	143,396	13,486,394
Hess Corp.	8,795	829,544
Kinder Morgan, Inc.	22,119	848,043
Marathon Oil Corp.	22,678	852,466
Marathon Petroleum Corp.	9,526	806,566
Murphy Oil Corp.	5,598	318,582
Newfield Exploration Co. (c)	4,525	167,742
Noble Energy, Inc.	12,084	826,062
Occidental Petroleum Corp.	26,214	2,520,476
Phillips 66	18,792	1,527,978
Pioneer Natural Resources Co.	4,878	960,820
QEP Resources, Inc.	5,570	171,445
Range Resources Corp.	5,698	386,381
Southwestern Energy Co. (c)	11,808	412,690
Spectra Energy Corp.	22,500	883,350
Tesoro Corp.	4,300	262,214
The Williams Cos., Inc.	22,614	1,251,685
Valero Energy Corp.	17,752	821,385
		45,907,040
Financial (15.8%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc. (c)	1,869	374,473
Ameriprise Financial, Inc.	6,295	776,677
BlackRock, Inc.	4,256	1,397,330
E*Trade Financial Corp. (c)	9,661	218,242
Franklin Resources, Inc.	13,245	723,310
Invesco, Ltd.	14,472	571,355
Legg Mason, Inc.	3,418	174,865
Morgan Stanley	51,492	1,780,078
Northern Trust Corp.	7,443	506,347
State Street Corp.	14,240	1,048,206
T Rowe Price Group, Inc.	8,860	694,624
The Bank of New York Mellon Corp.	38,048	1,473,599
The Charles Schwab Corp.	38,565	1,133,425
The Goldman Sachs Group, Inc.	13,777	2,529,044
		13,401,575
Commercial Banks (5.9%)
Bank of America Corp.	353,585	6,028,624
BB&T Corp.	24,172	899,440
Citigroup, Inc.	101,940	5,282,531
Comerica, Inc.	6,019	300,107
Fifth Third Bancorp	28,050	561,561
Huntington Bancshares, Inc.	27,470	267,283
JPMorgan Chase & Co.	126,469	7,618,495
KeyCorp	29,482	392,995
M&T Bank Corp.	4,461	549,997
Regions Financial Corp.	46,350	465,354
SunTrust Banks, Inc.	17,852	678,912
The PNC Financial Services Group, Inc.	18,176	1,555,502
US Bancorp	60,588	2,534,396
Wells Fargo & Co.	159,733	8,285,351
Zions Bancorporation	6,750	196,155
		35,616,703
Consumer Finance (0.9%)
American Express Co.	30,263	2,649,223
Capital One Financial Corp.	18,874	1,540,496
Discover Financial Services	15,531	1,000,041
Navient Corp.	14,103	249,764
		5,439,524
Diversified Financial Services (0.4%)
CME Group, Inc.	10,579	845,844
Intercontinental Exchange Group, Inc.	3,815	744,116
Leucadia National Corp.	10,607	252,871
Moody’s Corp.	6,249	590,530
The NASDAQ OMX Group, Inc.	3,923	166,414
		2,599,775
Diversified REIT’s (0.1%)
Vornado Realty Trust	5,865	586,266

Industrial REIT’s (0.1%)
ProLogis, Inc.	16,764	632,003

Insurance (4.1%)
ACE, Ltd. (b)	11,288	1,183,773
Aflac, Inc.	15,233	887,322

See accompanying notes to investments in securities.

	Shares	Value(a)
American International Group, Inc.	47,977	$2,591,718
Aon PLC (b)	9,766	856,185
Assurant, Inc.	2,379	152,970
Berkshire Hathaway, Inc. - Class B (c)	61,298	8,467,706
Chubb Corp.	8,086	736,473
Cincinnati Financial Corp.	4,925	231,721
Genworth Financial, Inc. - Class A (c)	16,654	218,167
Hartford Financial Services Group, Inc.	15,018	559,420
Lincoln National Corp.	8,745	468,557
Loews Corp.	10,190	424,515
Marsh & McLennan Cos., Inc.	18,302	957,927
MetLife, Inc.	37,817	2,031,529
Principal Financial Group, Inc.	9,134	479,261
Prudential Financial, Inc.	15,467	1,360,168
The Allstate Corp.	14,561	893,609
The Progressive Corp.	18,097	457,492
The Travelers Cos., Inc.	11,400	1,070,916
Torchmark Corp.	4,391	229,957
Unum Group	8,567	294,533
XL Group PLC (b)	8,927	296,109
		24,850,028
Office REIT’s (0.1%)
Boston Properties, Inc.	5,187	600,447

Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (c)	9,311	276,909

Residential REIT’s (0.3%)
Apartment Investment & Management Co. - Class A	4,888	155,536
AvalonBay Communities, Inc.	4,411	621,819
Equity Residential	12,163	748,997
Essex Property Trust, Inc.	2,180	389,675
		1,916,027
Retail REIT’s (0.5%)
General Growth Properties, Inc.	21,099	496,882
Kimco Realty Corp.	13,752	301,306
Simon Property Group, Inc.	10,495	1,725,588
The Macerich Co.	4,721	301,341
		2,825,117
Specialized REIT’s (1.0%)
American Tower Corp.	13,315	1,246,683
Crown Castle International Corp.	11,191	901,211
HCP, Inc.	15,411	611,971
Health Care REIT, Inc.	10,854	676,964
Host Hotels & Resorts, Inc.	25,428	542,379
Plum Creek Timber Co., Inc.	5,892	229,847
Public Storage	4,939	819,084
Ventas, Inc.	9,886	612,438
Weyerhaeuser Co.	17,722	564,613
		6,205,190
Thrifts & Mortgage Finance (0.1%)
Hudson City Bancorp, Inc.	16,179	157,260
People’s United Financial, Inc.	10,408	150,604
		307,864
Health Care (13.6%)
Biotechnology (2.8%)
Alexion Pharmaceuticals, Inc. (c)	6,677	1,107,180
Amgen, Inc.	25,575	3,592,264
Biogen Idec, Inc. (c)	7,940	2,626,631
Celgene Corp. (c)	26,883	2,547,971
Gilead Sciences, Inc. (c)	50,828	5,410,641
Regeneron Pharmaceuticals, Inc. (c)	2,481	894,450
Vertex Pharmaceuticals, Inc. (c)	7,980	896,234
		17,075,371
Health Care Equipment & Supplies (2.0%)
Abbott Laboratories	50,560	2,102,790
Baxter International, Inc.	18,199	1,306,142
Becton Dickinson and Co.	6,434	732,254
Boston Scientific Corp. (c)	44,575	526,431
CareFusion Corp. (c)	6,821	308,650
Covidien PLC (b)	15,168	1,312,184
CR Bard, Inc.	2,510	358,202
DENTSPLY International, Inc.	4,686	213,682
Edwards Lifesciences Corp. (c)	3,603	368,046
Intuitive Surgical, Inc. (c)	1,298	599,442
Medtronic, Inc.	32,935	2,040,323
St Jude Medical, Inc.	9,513	572,017
Stryker Corp.	10,017	808,873
Varian Medical Systems, Inc. (c)	3,505	280,821
Zimmer Holdings, Inc.	5,693	572,431
		12,102,288

See accompanying notes to investments in securities.

	Shares	Value(a)
Health Care Providers & Services (2.1%)
Aetna, Inc.	11,923	$965,763
AmerisourceBergen Corp.	7,167	554,009
Cardinal Health, Inc.	11,320	848,094
Cigna Corp.	8,871	804,511
DaVita HealthCare Partners, Inc. (c)	5,777	422,530
Express Scripts Holding Co. (c)	25,065	1,770,341
Humana, Inc.	5,217	679,723
Laboratory Corp. of America Holdings (c)	2,880	293,040
McKesson Corp.	7,762	1,511,029
Patterson Cos., Inc.	2,909	120,520
Quest Diagnostics, Inc.	4,859	294,844
Tenet Healthcare Corp. (c)	3,267	194,027
UnitedHealth Group, Inc.	32,670	2,817,787
Universal Health Services, Inc. - Class B	3,067	320,502
WellPoint, Inc.	9,221	1,103,016
		12,699,736
Health Care Technology (0.1%)
Cerner Corp. (c)	10,206	607,972

Life Sciences Tools & Services (0.5%)
Agilent Technologies, Inc.	11,147	635,156
PerkinElmer, Inc.	3,790	165,244
Thermo Fisher Scientific, Inc.	13,377	1,627,981
Waters Corp. (c)	2,837	281,203
		2,709,584
Pharmaceuticals (6.1%)
AbbVie, Inc.	53,519	3,091,258
Actavis PLC (c)	8,947	2,158,732
Allergan, Inc.	10,052	1,791,166
Bristol-Myers Squibb Co.	55,745	2,853,029
Eli Lilly & Co.	33,060	2,143,941
Hospira, Inc. (c)	5,658	294,386
Johnson & Johnson	94,829	10,107,823
Mallinckrodt PLC (c)	3,820	344,373
Merck & Co., Inc.	96,993	5,749,745
Mylan, Inc. (c)	12,498	568,534
Perrigo Co. PLC (b)	4,518	678,558
Pfizer, Inc.	213,205	6,304,472
Zoetis, Inc.	16,820	621,499
		36,707,516
Industrials (10.0%)
Aerospace & Defense (2.5%)
General Dynamics Corp.	10,679	1,357,194
Honeywell International, Inc.	26,312	2,450,173
L-3 Communications Holdings, Inc.	2,882	342,727
Lockheed Martin Corp.	9,106	1,664,395
Northrop Grumman Corp.	6,992	921,266
Precision Castparts Corp.	4,810	1,139,393
Raytheon Co.	10,448	1,061,726
Rockwell Collins, Inc.	4,571	358,824
The Boeing Co.	22,534	2,870,381
United Technologies Corp.	28,622	3,022,483
		15,188,562
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	4,928	326,825
Expeditors International of Washington, Inc.	6,560	266,205
FedEx Corp.	8,925	1,440,941
United Parcel Service, Inc. - Class B	23,651	2,324,657
		4,358,628
Airlines (0.3%)
Delta Air Lines, Inc.	28,345	1,024,672
Southwest Airlines Co.	23,037	777,959
		1,802,631
Building Products (0.1%)
Allegion PLC (b)	3,230	153,877
Masco Corp.	11,897	284,576
		438,453
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	3,124	139,487
Cintas Corp.	3,248	229,276
Iron Mountain, Inc.	5,734	187,215
Pitney Bowes, Inc.	6,787	169,607
Republic Services, Inc.	8,491	331,319
Stericycle, Inc. (c)	2,851	332,312
The ADT Corp.	5,786	205,172
Waste Management, Inc.	14,542	691,181
		2,285,569
Construction & Engineering (0.1%)
Fluor Corp.	5,231	349,379
Jacobs Engineering Group, Inc. (c)	4,459	217,688
Quanta Services, Inc. (c)	7,231	262,413
		829,480
Electrical Equipment (0.6%)
AMETEK, Inc.	8,170	410,216
Eaton Corp. PLC	16,001	1,013,983
Emerson Electric Co.	23,466	1,468,502
Rockwell Automation, Inc.	4,682	514,458

See accompanying notes to investments in securities.

	Shares	Value(a)
Roper Industries, Inc.	3,399	$497,240
		3,904,399
Industrial Conglomerates (2.4%)
3M Co.	21,787	3,086,782
Danaher Corp.	20,497	1,557,362
General Electric Co.	337,380	8,643,676
Textron, Inc.	9,322	335,499
Tyco International, Ltd. (b)	14,912	664,628
		14,287,947
Machinery (1.5%)
Caterpillar, Inc.	21,088	2,088,345
Cummins, Inc.	5,777	762,448
Deere & Co.	12,051	988,061
Dover Corp.	5,624	451,776
Flowserve Corp.	4,614	325,379
Illinois Tool Works, Inc.	12,266	1,035,496
Ingersoll-Rand PLC	8,994	506,902
Joy Global, Inc.	3,292	179,546
PACCAR, Inc.	11,891	676,301
Pall Corp.	3,591	300,567
Parker Hannifin Corp.	5,002	570,978
Pentair PLC (b)	6,474	423,982
Snap-On, Inc.	1,938	234,653
Xylem, Inc.	6,068	215,353
		8,759,787
Professional Services (0.2%)
Dun & Bradstreet Corp.	1,239	145,545
Equifax, Inc.	4,120	307,929
Nielsen NV	10,168	450,747
Robert Half International, Inc.	4,573	224,077
United Rentals, Inc. (c)	3,225	358,298
		1,486,596
Road & Rail (1.0%)
CSX Corp.	33,609	1,077,505
Kansas City Southern	3,670	444,804
Norfolk Southern Corp.	10,434	1,164,434
Ryder System, Inc.	1,760	158,347
Union Pacific Corp.	30,175	3,271,574
		6,116,664
Trading Companies & Distributors (0.2%)
Fastenal Co.	9,169	411,688
WW Grainger, Inc.	2,055	517,141
		928,829
Information Technology (19.2%)
Communications Equipment (1.6%)
Cisco Systems, Inc.	171,455	4,315,522
F5 Networks, Inc. (c)	2,458	291,863
Harris Corp.	3,453	229,279
Juniper Networks, Inc.	13,501	299,047
Motorola Solutions, Inc.	7,423	469,728
QUALCOMM, Inc.	56,355	4,213,663
		9,819,102
Computers & Peripherals (4.4%)
Apple, Inc. (d)	201,336	20,284,602
EMC Corp.	68,211	1,995,854
Hewlett-Packard Co.	62,751	2,225,778
NetApp, Inc.	10,734	461,132
SanDisk Corp.	7,540	738,543
Western Digital Corp.	7,396	719,779
		26,425,688
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	5,262	525,463
Corning, Inc.	43,409	839,530
FLIR Systems, Inc.	4,758	149,116
Jabil Circuit, Inc.	6,719	135,522
Seagate Technology PLC (b)	10,932	626,076
TE Connectivity, Ltd. (b)	13,693	757,086
		3,032,793
Internet Software & Services (3.4%)
Akamai Technologies, Inc. (c)	5,984	357,843
eBay, Inc. (c)	37,978	2,150,694
Facebook, Inc. - Class A (c)	65,568	5,182,495
Google, Inc. - Class A (c)	9,596	5,646,382
Google, Inc. - Class C (c)	9,596	5,540,347
VeriSign, Inc. (c)	3,783	208,519
Yahoo!, Inc. (c)	31,101	1,267,366
		20,353,646
IT Services (3.1%)
Accenture PLC - Class A (b)	21,225	1,726,017
Alliance Data Systems Corp. (c)	1,901	471,961
Automatic Data Processing, Inc.	16,170	1,343,404
Cognizant Technology Solutions Corp. - Class A (c)	20,440	915,099
Computer Sciences Corp.	4,845	296,272
Fidelity National Information Services, Inc.	9,597	540,311
Fiserv, Inc. (c)	8,319	537,699
International Business Machines Corp.	31,195	5,921,747
Mastercard, Inc. - Class A	33,095	2,446,382
Paychex, Inc.	10,987	485,625
Teradata Corp. (c)	5,192	217,649
The Western Union Co.	17,813	285,720
Total System Services, Inc.	5,517	170,806

See accompanying notes to investments in securities.

	Shares	Value(a)
Visa, Inc. - Class A	16,553	$3,531,914
		18,890,606
Office Electronics (0.1%)
Xerox Corp.	36,447	482,194

Semiconductors & Semiconductor Equipment (2.4%)
Altera Corp.	10,389	371,718
Analog Devices, Inc.	10,566	522,911
Applied Materials, Inc.	40,967	885,297
Avago Technologies, Ltd. (b)	8,503	739,761
Broadcom Corp. - Class A	18,083	730,915
First Solar, Inc. (c)	2,526	166,236
Intel Corp.	166,472	5,796,555
KLA-Tencor Corp.	5,583	439,829
Lam Research Corp.	5,453	407,339
Linear Technology Corp.	7,955	353,122
Microchip Technology, Inc.	6,682	315,591
Micron Technology, Inc. (c)	36,005	1,233,531
NVIDIA Corp.	17,310	319,370
Texas Instruments, Inc.	35,895	1,711,833
Xilinx, Inc.	8,935	378,397
		14,372,405
Software (3.7%)
Adobe Systems, Inc. (c)	15,887	1,099,221
Autodesk, Inc. (c)	7,592	418,319
CA, Inc.	10,773	300,998
Citrix Systems, Inc. (c)	5,552	396,080
Electronic Arts, Inc. (c)	10,511	374,297
Intuit, Inc.	9,497	832,412
Microsoft Corp.	277,056	12,844,316
Oracle Corp.	109,347	4,185,803
Red Hat, Inc. (c)	6,294	353,408
Salesforce.com, Inc. (c)	19,356	1,113,551
Symantec Corp.	23,216	545,808
		22,464,213
Materials (3.4%)
Chemicals (2.5%)
Air Products & Chemicals, Inc.	6,446	839,140
Airgas, Inc.	2,249	248,852
CF Industries Holdings, Inc.	1,664	464,622
Eastman Chemical Co.	4,965	401,619
Ecolab, Inc.	9,104	1,045,412
EI du Pont de Nemours & Co.	30,774	2,208,342
FMC Corp.	4,444	254,153
International Flavors & Fragrances, Inc.	2,690	257,917
LyondellBasell Industries NV - Class A (b)	14,298	1,553,621
Monsanto Co.	17,679	1,989,064
PPG Industries, Inc.	4,692	923,104
Praxair, Inc.	9,819	1,266,651
Sigma-Aldrich Corp.	4,020	546,760
The Dow Chemical Co.	37,741	1,979,138
The Mosaic Co.	10,707	475,498
The Sherwin-Williams Co.	2,795	612,077
		15,065,970
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,053	264,714
Vulcan Materials Co.	4,342	261,518
		526,232
Containers & Packaging (0.1%)
Ball Corp.	4,660	294,838
Bemis Co., Inc.	3,323	126,340
Owens-Illinois, Inc. (c)	5,512	143,588
Sealed Air Corp.	7,129	248,660
		813,426
Metals & Mining (0.5%)
Alcoa, Inc.	39,485	635,314
Allegheny Technologies, Inc.	3,576	132,670
Freeport-McMoRan, Inc.	34,936	1,140,660
Newmont Mining Corp.	16,692	384,750
Nucor Corp.	10,667	579,005
		2,872,399
Paper & Forest Products (0.2%)
International Paper Co.	14,358	685,451
MeadWestvaco Corp.	5,570	228,036
		913,487
Telecommunication Services (2.4%)
Diversified Telecommunication Services (2.4%)
AT&T, Inc.	174,374	6,144,940
CenturyLink, Inc.	19,171	783,902
Frontier Communications Corp.	33,694	219,348
Verizon Communications, Inc.	139,379	6,967,556
Windstream Holdings, Inc.	20,259	218,392
		14,334,138
Utilities (3.0%)
Electric Utilities (1.6%)
American Electric Power Co., Inc.	16,413	856,923
Duke Energy Corp.	23,781	1,778,105
Edison International	10,945	612,044
Entergy Corp.	5,992	463,361
Exelon Corp.	28,843	983,258

See accompanying notes to investments in securities.

	Shares	Value(a)
FirstEnergy Corp.	14,106	$473,539
NextEra Energy, Inc.	14,699	1,379,942
Northeast Utilities	10,552	467,454
Pepco Holdings, Inc.	8,390	224,516
Pinnacle West Capital Corp.	3,654	199,655
PPL Corp.	22,339	733,613
Southern Co.	30,077	1,312,861
		9,485,271
Gas Utilities (0.1%)
AGL Resources, Inc.	3,932	201,869
ONEOK, Inc.	7,010	459,505
		661,374
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	11,292	344,180
The AES Corp.	22,373	317,249
		661,429
Multi-Utilities (1.2%)
Ameren Corp.	8,099	310,435
CenterPoint Energy, Inc.	14,429	353,077
CMS Energy Corp.	9,245	274,207
Consolidated Edison, Inc.	9,818	556,288
Dominion Resources, Inc.	19,596	1,353,888
DTE Energy Co.	5,902	449,024
Integrys Energy Group, Inc.	2,710	175,662
NiSource, Inc.	10,544	432,093
PG&E Corp.	15,850	713,884
Public Service Enterprise Group, Inc.	17,007	633,341
SCANA Corp.	4,758	236,044
Sempra Energy	7,739	815,536
TECO Energy, Inc.	7,755	134,782
Wisconsin Energy Corp.	7,533	323,919
Xcel Energy, Inc.	16,957	515,493
		7,277,673
Total common stocks (cost: $ 208,455,566)		589,037,616

Short-Term Securities (2.2%)
Investment Companies (2.2%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	13,221,948	13,221,948
Total short-term securities (cost: $ 13,221,948)		13,221,948
Total investments in securities (cost: $ 221,677,514) (e)		602,259,564
Cash and other assets in excess of liabilities (0.1%)		452,399
Total net assets (100.0%)		$602,711,963

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 2.2% of net assets in foreign securities at September 30, 2014.

(c)          Non-income producing security.

(d)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2014, securities with an aggregate market value of $3,526,250 have been pledged to cover margin requirements for the following open futures contracts:

				Unrealized
		Number of	Position	Appreciation/
Type	Expiration	Contracts	Type	(Depreciation)
S&P 500 E- Mini Index Future	December 2014	130	Long	$(189,324)
		130		(189,324)

(e)          At September 30, 2014 the cost of securities for federal income tax purposes was $224,977,203. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$380,723,849
Gross unrealized depreciation	(3,441,488)
Net unrealized appreciation	$377,282,361

See accompanying notes to investments in securities.

SFT Advantus International Bond Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (70.4%)
Brazil (4.4%)
Government (4.4%)
Brazil Letras do Tesouro Nacional (BRL) 10.293%, 01/01/15 (c)	229,000	$90,952
Brazil Notas do Tesouro Nacional Serie B (BRL)
6.000%, 05/15/15	1,945,000	1,996,814
6.000%, 08/15/16	189,000	193,060
6.000%, 08/15/18	140,000	142,271
6.000%, 05/15/45	2,000,000	1,969,721
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/17	3,300,000	1,288,935
		5,681,753
Canada (2.7%)
Government (2.7%)
Canadian Government Bond (CAD)
1.000%, 11/01/14	820,000	733,689
1.000%, 02/01/15	2,010,000	1,798,506
1.500%, 08/01/15	320,000	287,503
2.000%, 12/01/14	729,000	653,396
		3,473,094
Hungary (8.5%)
Government (8.5%)
Hungary Government Bond (HUF)
4.000%, 04/25/18	77,420,000	323,006
5.500%, 02/12/16	155,800,000	666,619
5.500%, 12/22/16	628,270,000	2,739,779
5.500%, 12/20/18	133,770,000	588,625
5.500%, 06/24/25	21,610,000	93,868
6.000%, 11/24/23	30,070,000	135,325
6.500%, 06/24/19	205,110,000	935,239
6.750%, 02/24/17	28,450,000	126,819
6.750%, 11/24/17	197,620,000	899,319
7.000%, 06/24/22	32,660,000	155,269
7.500%, 11/12/20	15,140,000	73,196
7.750%, 08/24/15	23,440,000	100,340
8.000%, 02/12/15	13,800,000	57,345
Hungary Government International Bond (EUR)
3.500%, 07/18/16	30,000	39,461
3.875%, 02/24/20	150,000	204,230
4.375%, 07/04/17	175,000	236,986
5.750%, 06/11/18	530,000	757,036
Hungary Government International Bond (USD)
4.125%, 02/19/18	400,000	413,252
5.375%, 02/21/23	740,000	780,700
6.250%, 01/29/20	735,000	816,769
6.375%, 03/29/21	810,000	909,225
		11,052,408
Iceland (0.3%)
Government (0.3%)
Iceland Government International Bond (USD) 5.875%, 05/11/22 (d)	340,000	382,984

Indonesia (2.9%)
Government (2.9%)
Indonesia Treasury Bond (IDR)
8.250%, 07/15/21	225,000,000	18,281
9.500%, 07/15/23	18,680,000,000	1,618,882
10.000%, 09/15/24	1,959,000,000	176,849
10.250%, 07/15/22	2,155,000,000	193,481
11.000%, 11/15/20	6,217,000,000	573,229
12.800%, 06/15/21	8,576,000,000	858,656
12.900%, 06/15/22	3,361,000,000	344,789
		3,784,167
Ireland (7.8%)
Government (7.8%)
Ireland Government Bond (EUR)
4.500%, 04/18/20	546,000	831,202
5.000%, 10/18/20	2,716,000	4,286,332
5.400%, 03/13/25	2,689,100	4,525,151
5.900%, 10/18/19	310,000	496,330
		10,139,015
Lithuania (1.8%)
Government (1.8%)
Lithuania Government International Bond (USD)
6.125%, 03/09/21 (d)	100,000	115,375
6.750%, 01/15/15 (d)	1,130,000	1,149,063
7.375%, 02/11/20 (d)	900,000	1,084,500
		2,348,938
Malaysia (1.3%)
Government (1.3%)
Malaysia Government Bond (MYR)
3.197%, 10/15/15	550,000	167,345
3.741%, 02/27/15	1,355,000	413,662
3.835%, 08/12/15	995,000	304,547
4.720%, 09/30/15	2,485,000	768,279
		1,653,833
Mexico (4.4%)
Government (4.4%)
Mexican Bonos (MXN)
6.000%, 06/18/15	4,776,000	362,735
6.250%, 06/16/16	4,589,000	356,391
7.250%, 12/15/16	7,847,000	622,605

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
7.750%, 12/14/17	5,000,000	$405,547
8.000%, 12/17/15	38,363,000	3,014,319
9.500%, 12/18/14	2,130,000	160,654
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,429,302	108,444
3.500%, 12/14/17	2,589,316	208,532
4.000%, 06/13/19	1,786,628	147,141
4.500%, 12/18/14	1,044,530	79,060
5.000%, 06/16/16	2,615,209	211,164
Mexico Cetes (MXN) 3.136%, 05/28/15 (c)	372,800	27,211
		5,703,803
Philippines (0.7%)
Government (0.7%)
Philippine Government Bond (PHP)
1.625%, 04/25/16	37,030,000	816,851
7.000%, 01/27/16	1,240,000	29,321
9.125%, 09/04/16	730,000	18,306
		864,478
Poland (7.2%)
Government (7.2%)
Poland Government Bond (PLN)
2.690%, 01/25/17 (e)	2,011,000	609,340
2.690%, 01/25/21 (e)	2,040,000	612,944
2.963%, 01/25/16 (c)	4,340,000	1,278,934
2.986%, 07/25/15 (c)	911,000	271,241
4.750%, 10/25/16	1,680,000	536,031
5.000%, 04/25/16	1,650,000	521,917
5.500%, 04/25/15	1,336,000	412,087
5.750%, 09/23/22	5,900,000	2,145,909
6.250%, 10/24/15	2,925,000	923,801
Poland Government International Bond (USD) 6.375%, 07/15/19	1,700,000	1,997,500
		9,309,704
Portugal (2.5%)
Government (2.5%)
Portugal Government International Bond (USD) 5.125%, 10/15/24 (d)	1,250,000	1,295,025
Portugal Obrigacoes do Tesouro OT (EUR)
3.875%, 02/15/30 (d)	1,490,000	1,903,982
4.950%, 10/25/23	10,600	15,371
5.650%, 02/15/24	26,200	39,695
		3,254,073
Russia (2.0%)
Government (2.0%)
Russian Foreign Bond (USD) 7.500%, 03/31/30 (d) (f)	2,331,800	2,612,152

Serbia (0.8%)
Government (0.8%)
Republic of Serbia (USD)
4.875%, 02/25/20 (d)	360,000	358,650
5.250%, 11/21/17 (d)	200,000	205,500
7.250%, 09/28/21 (d)	410,000	457,408
		1,021,558
Slovenia (0.6%)
Government (0.6%)
Slovenia Government International Bond (USD)
5.500%, 10/26/22 (d)	530,000	575,713
5.850%, 05/10/23 (d)	200,000	222,500
		798,213
South Korea (14.6%)
Financial (10.6%)
Korea Monetary Stabilization Bond (KRW)
2.470%, 04/02/15	1,059,770,000	1,005,699
2.740%, 02/02/15	376,480,000	357,433
2.760%, 06/02/15	346,400,000	329,483
2.780%, 02/02/16	273,450,000	261,053
2.790%, 06/02/16	4,470,700,000	4,274,633
2.800%, 08/02/15	400,160,000	381,120
2.800%, 04/02/16	745,850,000	712,807
2.810%, 10/02/15	55,000,000	52,440
2.900%, 12/02/15	6,685,600,000	6,386,010
		13,760,678
Government (4.0%)
Korea Treasury Bond (KRW)
2.750%, 12/10/15	754,400,000	719,246
2.750%, 06/10/16	2,257,800,000	2,157,139
3.000%, 12/10/16	2,223,800,000	2,139,358
3.250%, 06/10/15	175,600,000	167,579
		5,183,322
		18,944,000
Sri Lanka (1.3%)
Government (1.3%)
Sri Lanka Government Bond (LKR)
6.500%, 07/15/15	4,310,000	33,170
8.000%, 11/15/18	100,000	794
8.250%, 03/01/17	80,000	634
8.500%, 11/01/15	40,000	313
8.500%, 06/01/18	10,000	81
9.000%, 05/01/21	20,000	168

See accompanying notes to investments in securities.

	Principal(b)	Value(a)
11.000%, 08/01/15	82,800,000	$659,968
11.000%, 09/01/15	120,750,000	965,944
		1,661,072
Sweden (1.5%)
Government (1.5%)
Sweden Government Bond (SEK) 4.500%, 08/12/15	13,580,000	1,953,761

Ukraine (4.3%)
Government (4.3%)
Financing of Infrastructural Projects State Enterprise (USD) 7.400%, 04/20/18 (d)	200,000	157,040
Ukraine Government International Bond (EUR) 4.950%, 10/13/15 (d)	100,000	112,139
Ukraine Government International Bond (USD)
7.500%, 04/17/23 (d)	2,600,000	2,178,020
7.750%, 09/23/20 (d)	100,000	85,520
7.800%, 11/28/22 (d)	1,600,000	1,368,320
9.250%, 07/24/17 (d)	1,840,000	1,614,600
		5,515,639
Vietnam (0.8%)
Government (0.8%)
Socialist Republic of Vietnam (USD) 6.750%, 01/29/20 (d)	880,000	991,100
Total long-term debt securities (cost: $ 88,699,501)		91,145,745

Short-Term Securities (24.0%)
Canada (1.4%)
Canadian Treasury Bill (CAD)
0.909%, 12/04/14 (c)	280,000	250,147
0.919%, 10/23/14 (c)	270,000	241,462
0.944%, 11/06/14 (c)	1,500,000	1,340,987
		1,832,596
Malaysia (2.9%)
Bank Negara Malaysia Monetary Note (MYR)
1.000%, 10/02/14 (c)	920,000	280,420
1.000%, 10/16/14 (c)	60,000	18,266
2.858%, 11/06/14 (c)	20,000	6,077
2.869%, 12/02/14 (c)	140,000	42,441
2.870%, 10/02/14 (c)	480,000	146,306
2.870%, 02/17/15 (c)	240,000	72,254
2.872%, 12/16/14 (c)	70,000	21,194
2.875%, 10/16/14 (c)	50,000	15,221
2.876%, 11/18/14 (c)	140,000	42,494
2.876%, 04/16/15 (c)	280,000	83,846
2.880%, 11/06/14 (c)	140,000	42,540
2.886%, 03/05/15 (c)	80,000	24,049
2.893%, 10/16/14 (c)	10,000	3,044
2.900%, 10/16/14 (c)	170,000	51,753
2.900%, 10/28/14 (c)	30,000	9,123
2.900%, 12/16/14 (c)	130,000	39,361
2.909%, 03/24/15 (c)	10,000	3,001
2.910%, 03/12/15 (c)	10,000	3,004
2.910%, 04/16/15 (c)	10,000	2,994
2.924%, 03/05/15 (c)	140,000	42,086
2.927%, 11/18/14 (c)	20,000	6,071
2.930%, 03/12/15 (c)	300,000	90,127
2.940%, 01/08/15 (c)	275,000	83,091
2.950%, 10/28/14 (c)	475,000	144,448
2.951%, 10/09/14 (c)	50,000	15,231
3.000%, 05/05/15 (c)	520,000	155,374
3.015%, 03/05/15 (c)	190,000	57,117
3.040%, 01/22/15 (c)	760,000	229,345
3.040%, 03/03/15 (c)	1,460,000	438,980
3.050%, 08/04/15 (c)	500,000	148,069
3.070%, 05/19/15 (c)	1,010,000	301,511
3.073%, 04/16/15 (c)	70,000	20,961
3.076%, 04/28/15 (c)	150,000	44,867
3.083%, 07/16/15 (c)	750,000	222,667
3.117%, 06/03/15 (c)	120,000	35,773
3.120%, 05/19/15 (c)	310,000	92,543
3.120%, 06/16/15 (c)	260,000	77,412
3.122%, 06/30/15 (c)	140,000	41,628
3.191%, 04/23/15 (c)	110,000	32,901
3.197%, 09/22/15 (c)	40,000	11,812
3.200%, 08/18/15 (c)	420,000	124,312
3.202%, 04/07/15 (c)	30,000	8,986
3.228%, 08/11/15 (c)	1,135,000	336,152
3.370%, 09/08/15 (c)	230,000	67,947
		3,736,799
Mexico (3.2%)
Mexican Cetes (MXN)
3.077%, 12/24/14 (c)	345,800	25,571
3.597%, 04/01/15 (c)	4,771,000	349,943
3.660%, 10/16/14 (c)	1,095,800	81,487
3.691%, 12/11/14 (c)	5,478,800	405,575
3.711%, 04/01/15 (c)	840,000	61,612
3.741%, 10/16/14 (c)	18,675,100	1,388,731
3.751%, 12/11/14 (c)	23,769,000	1,759,528
		4,072,447
Philippines (0.5%)
Philippine Treasury Bill (PHP)
0.154%, 10/08/14 (c)	27,180,000	605,523
1.213%, 04/08/15 (c)	530,000	11,709
1.215%, 10/08/14 (c)	520,000	11,585

See accompanying notes to investments in securities.

	Shares/
	Principal(b)	Value(a)
1.294%, 08/05/15 (c)	30,000	$658
1.447%, 07/08/15 (c)	50,000	1,100
1.513%, 09/02/15 (c)	640,000	14,020
		644,595
Singapore (1.7%)
Monetary Authority of Singapore (SGD)
0.291%, 10/31/14 (c)	2,100,000	1,646,239
0.300%, 11/14/14 (c)	650,000	509,487
0.320%, 11/25/14 (c)	120,000	94,050
		2,249,776
South Korea (0.4%)
Korea Monetary Stabilization Bond (KRW) 2.660%, 06/09/15	476,250,000	452,764

Sweden (0.7%)
Sweden Treasury Bill (SEK)
0.122%, 03/18/15 (c)	660,000	91,483
0.128%, 10/15/14 (c)	540,000	74,907
0.132%, 12/17/14 (c)	2,440,000	338,365
0.138%, 11/19/14 (c)	3,000,000	416,069
		920,824
Investment Companies (13.2%)
United States (13.2%)
Dreyfus Treasury Cash Management Fund (USD), current rate 0.010%	17,124,172	17,124,172
Total short-term securities (cost: $ 31,398,390)		31,033,973
Total investments in securities (cost: $ 120,097,891) (g)		122,179,718
Cash and other assets in excess of liabilities (5.6%)		7,312,331
Total net assets (100.0%)		$129,492,049

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On September 30, 2014, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
10/06/14	182,406	USD	102,330,000	CLP	$(11,159)	DBK
10/07/14	36,573	USD	2,220,000	INR	(659)	CIT
10/07/14	225,962	USD	13,884,000	INR	(1,351)	DBK
10/07/14	265,135	USD	16,044,000	INR	(5,581)	HSB
10/07/14	2,220,000	INR	36,031	USD	117	CIT
10/07/14	13,884,000	INR	225,340	USD	729	DBK
10/07/14	16,044,000	INR	260,397	USD	843	HSB
10/07/14	1,455,084	USD	19,820,860	MXN	20,250	HSB
10/09/14	3,377,100	EUR	31,461,400	SEK	98,129	DBK
10/10/14	149,403	USD	83,180,000	CLP	(10,245)	MSC
10/14/14	903,767	USD	12,237,000	MXN	6,641	DBK
10/15/14	1,260,000	EUR	1,706,740	USD	114,917	CIT
10/15/14	261,125	USD	15,917,000	INR	(4,070)	DBK
10/16/14	801,517	EUR	7,423,850	SEK	17,232	BCB
10/16/14	438,326	EUR	4,056,247	SEK	8,919	MSC
10/17/14	334,594	USD	199,920,000	CLP	(315)	DBK
10/17/14	406,153	USD	24,767,000	INR	(6,346)	DBK
10/20/14	112,035	USD	6,930,000	INR	(238)	DBK
10/20/14	1,004,000	EUR	1,363,462	USD	95,018	HSB
10/20/14	144,354	USD	467,000	MYR	(2,168)	JPM
10/21/14	236,298	USD	14,426,000	INR	(3,624)	JPM
10/22/14	27,530,000	JPY	282,301	USD	31,297	BCB
10/22/14	82,837	USD	5,058,000	INR	(1,275)	DBK
10/22/14	262,223	USD	841,000	MYR	(6,201)	HSB
10/22/14	158,140	USD	9,656,000	INR	(2,434)	JPM
10/22/14	526,672	EUR	4,866,106	SEK	9,610	MSC
10/24/14	146,102	USD	76,119,000	CLP	(18,895)	CIT
10/24/14	195,001	USD	628,000	MYR	(3,847)	DBK
10/24/14	341,000	EUR	470,918	USD	40,091	DBK
10/24/14	129,288	USD	418,635	MYR	(1,862)	HSB
10/27/14	28,881	EUR	39,764	USD	3,274	BCB
10/27/14	220,162	EUR	304,591	USD	26,428	BCB
10/30/14	160,093	USD	96,320,000	CLP	798	DBK
10/30/14	87,667	USD	5,332,333	INR	(1,830)	DBK
10/30/14	167,322	USD	10,174,000	INR	(3,546)	HSB
10/31/14	107,628	USD	6,597,333	INR	(1,450)	DBK
10/31/14	87,292	USD	5,332,333	INR	(1,473)	DBK
10/31/14	162,421	USD	9,920,000	INR	(2,768)	HSB
10/31/14	131,019	USD	419,000	MYR	(3,541)	JPM
11/03/14	217,197	USD	13,249,000	INR	(4,105)	DBK
11/03/14	178,490	USD	10,920,000	INR	(2,856)	HSB
11/03/14	704,424	EUR	6,480,000	SEK	8,805	UBS
11/07/14	35,681	USD	2,199,000	INR	(345)	CIT
11/07/14	223,995	USD	13,884,000	INR	(888)	DBK
11/07/14	258,843	USD	16,044,000	INR	(1,027)	HSB
11/10/14	13,826,020	JPY	140,637	USD	14,562	CIT
11/12/14	40,411	USD	2,528,000	INR	167	DBK
11/12/14	43,643	USD	2,730,000	INR	177	HSB

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
11/12/14	22,910,000	JPY	232,353	USD	$23,441	HSB
11/13/14	111,135	USD	6,890,000	INR	(565)	HSB
11/13/14	13,582,000	JPY	137,345	USD	13,492	JPM
11/14/14	63,227	USD	3,868,000	INR	(1,168)	JPM
11/14/14	18,200,000	JPY	183,165	USD	17,200	MSC
11/17/14	19,766,000	JPY	199,616	USD	19,368	CIT
11/17/14	956,000	EUR	1,285,552	USD	77,522	CIT
11/17/14	13,769,800	JPY	138,923	USD	13,355	SCB
11/18/14	62,966	USD	3,868,000	INR	(961)	JPM
11/19/14	56,774,000	JPY	568,320	USD	50,584	CIT
11/19/14	124,307	USD	405,080	MYR	(1,203)	DBK
11/19/14	45,867,000	JPY	458,854	USD	40,582	DBK
11/19/14	384,278	USD	23,887,000	INR	(1,451)	JPM
11/20/14	63,773,000	JPY	639,906	USD	58,341	CIT
11/20/14	69,103	USD	225,000	MYR	(729)	HSB
11/20/14	11,968,000	JPY	120,027	USD	10,887	HSB
11/20/14	18,297,000	JPY	183,426	USD	16,570	JPM
11/20/14	22,904,000	JPY	229,698	USD	20,830	JPM
11/21/14	102,499	USD	6,313,000	INR	(1,368)	DBK
11/24/14	155,697	USD	9,556,000	INR	(2,717)	JPM
11/26/14	124,255	USD	7,654,000	INR	(1,777)	DBK
11/26/14	417,091	EUR	3,820,973	SEK	2,901	DBK
11/28/14	239,800	USD	136,470,000	CLP	(12,410)	DBK
11/28/14	124,624	USD	156,500	SGD	(1,915)	DBK
11/28/14	124,888	USD	7,654,000	INR	(2,465)	DBK
12/01/14	63,410	USD	36,150,000	CLP	(3,192)	DBK
12/04/14	100,000	EUR	135,466	USD	9,087	DBK
12/09/14	42,187	USD	2,586,000	INR	(919)	DBK
12/09/14	202,851	EUR	276,892	USD	20,521	HSB
12/09/14	30,600	EUR	41,804	USD	3,130	SCB
12/15/14	89,000	EUR	122,761	USD	10,274	JPM
12/17/14	401,911	USD	1,323,172	MYR	(510)	JPM
12/19/14	237,183	USD	297,000	SGD	(4,311)	JPM
12/22/14	46,870,000	JPY	456,963	USD	29,337	DBK
12/22/14	46,950,000	JPY	457,041	USD	28,686	HSB
12/22/14	280,926	USD	352,000	SGD	(4,930)	HSB
12/23/14	353,103	USD	441,100	SGD	(7,245)	DBK
12/26/14	22,560,000	JPY	217,561	USD	11,715	BCB
12/26/14	17,150,000	JPY	165,353	USD	8,870	CIT
12/26/14	18,050,000	JPY	174,103	USD	9,408	CIT
01/08/15	153,727	USD	515,800	MYR	2,516	DBK
01/08/15	10,873,000	JPY	104,839	USD	5,607	GSC
01/08/15	99,260	USD	332,600	MYR	1,489	JPM
01/09/15	53,458	USD	179,000	MYR	760	JPM
01/12/15	305,978	USD	1,023,987	MYR	4,122	HSB
01/12/15	16,144	USD	54,000	MYR	210	JPM
01/12/15	184,933	USD	102,000,000	CLP	(15,598)	MSC
01/13/15	9,980,000	JPY	95,420	USD	4,334	CIT
01/13/15	3,206,080	EUR	4,357,095	USD	304,017	SCB
01/14/15	204,914	EUR	279,790	USD	20,738	CIT
01/14/15	482,000	EUR	658,051	USD	48,708	DBK
01/14/15	141,863	EUR	193,927	USD	14,584	JPM

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
01/14/15	29,920,000	JPY	286,371	USD	$13,291	SCB
01/15/15	33,230,000	JPY	320,432	USD	17,138	BCB
01/15/15	35,690,000	JPY	343,173	USD	17,427	HSB
01/15/15	21,600,000	JPY	208,264	USD	11,119	JPM
01/16/15	459,600	EUR	628,825	USD	47,791	DBK
01/16/15	10,020,000	JPY	96,936	USD	5,482	DBK
01/16/15	32,240	USD	107,000	MYR	156	JPM
01/16/15	45,710,000	JPY	442,401	USD	25,198	SCB
01/21/15	190,000	EUR	258,970	USD	18,759	BCB
01/22/15	204,914	EUR	278,453	USD	19,384	JPM
01/23/15	309,467	USD	171,290,000	CLP	(25,365)	DBK
01/26/15	430,378	USD	242,970,000	CLP	(27,491)	DBK
01/26/15	233,777	USD	290,000	SGD	(6,391)	JPM
01/27/15	362,540	EUR	496,094	USD	37,724	BCB
01/27/15	52,800,000	JPY	510,762	USD	28,794	GSC
01/28/15	50,203,538	JPY	491,709	USD	33,438	DBK
01/28/15	64,982,551	JPY	634,992	USD	41,814	HSB
01/29/15	310,400	EUR	424,371	USD	31,916	CIT
01/30/15	300,000	EUR	410,232	USD	30,923	DBK
01/30/15	302,000	EUR	412,155	USD	30,317	DBK
01/30/15	950,000	EUR	1,298,460	USD	97,316	DBK
01/30/15	2,140,674	USD	1,552,000	EUR	(178,383)	DBK
01/30/15	1,172,521	USD	1,454,500	SGD	(32,059)	JPM
01/30/15	938,515	USD	1,165,870	SGD	(24,366)	MSC
02/03/15	820,000	EUR	1,111,469	USD	74,658	DBK
02/04/15	160,939	USD	91,220,000	CLP	(9,795)	DBK
02/04/15	143,030	USD	484,000	MYR	3,327	JPM
02/09/15	35,320	USD	2,220,000	INR	(342)	CIT
02/09/15	210,000	EUR	284,067	USD	18,529	DBK
02/09/15	51,000	EUR	71,081	USD	6,593	GSC
02/09/15	9,297	USD	30,000	MYR	(228)	HSB
02/09/15	262,440	USD	327,000	SGD	(6,041)	HSB
02/10/15	88,939	USD	51,700,000	CLP	(3,320)	BCB
02/10/15	341,000	EUR	463,913	USD	32,727	BCB
02/10/15	454,000	EUR	617,381	USD	43,308	CIT
02/10/15	14,673,000	JPY	144,522	USD	10,565	CIT
02/10/15	76,734	EUR	328,000	PLN	1,633	DBK
02/10/15	158,000	EUR	214,897	USD	15,110	HSB
02/11/15	76,689	EUR	328,000	PLN	1,685	BCB
02/11/15	389,000	EUR	528,923	USD	37,038	BCB
02/12/15	796,016	USD	996,930	SGD	(14,326)	BCB
02/12/15	84,605	USD	92,000,000	KRW	2,451	DBK
02/12/15	519,139	USD	651,000	SGD	(8,692)	DBK
02/12/15	14,652,000	JPY	143,504	USD	9,736	GSC
02/12/15	205,837	USD	118,480,000	CLP	(9,660)	MSC
02/13/15	566,043	USD	1,927,206	MYR	16,394	DBK
02/13/15	160,000	EUR	218,915	USD	16,594	SCB
02/17/15	205,136	USD	256,000	SGD	(4,407)	BCB
02/17/15	1,398,497	USD	19,151,013	MXN	14,593	CIT
02/17/15	307,312	USD	175,690,000	CLP	(16,531)	CIT
02/17/15	76,766	USD	44,110,000	CLP	(3,761)	DBK
02/17/15	77,031	EUR	328,000	PLN	1,227	DBK

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
02/17/15	153,689	USD	192,000	SGD	$(3,142)	HSB
02/18/15	226,679	USD	132,460,000	CLP	(7,466)	DBK
02/18/15	6,828,270	JPY	67,231	USD	4,887	GSC
02/18/15	151,899	USD	192,000	SGD	(1,352)	HSB
02/18/15	8,030,000	JPY	79,080	USD	5,764	JPM
02/19/15	144,431	USD	485,000	MYR	2,089	HSB
02/19/15	412,000	EUR	565,023	USD	44,020	JPM
02/20/15	41,371	USD	24,140,000	CLP	(1,428)	JPM
02/23/15	154,145	USD	192,500	SGD	(3,205)	DBK
02/23/15	210,000	EUR	288,992	USD	23,423	GSC
02/23/15	1,139,887	USD	1,228,000,000	KRW	22,012	HSB
02/23/15	101,978	USD	58,250,000	CLP	(5,619)	MSC
02/24/15	19,720,000	JPY	193,292	USD	13,234	HSB
02/24/15	143,658	USD	82,000,000	CLP	(8,022)	JPM
02/25/15	54,300	EUR	74,635	USD	5,966	DBK
02/25/15	19,700,000	JPY	192,268	USD	12,391	JPM
02/25/15	173,541	USD	99,500,000	CLP	(8,973)	MSC
02/26/15	54,600,000	JPY	533,897	USD	35,349	BCB
02/26/15	192,495	EUR	264,228	USD	20,791	BCB
02/26/15	596,604	EUR	819,776	USD	65,284	BCB
02/26/15	143,680	USD	82,530,000	CLP	(7,191)	DBK
02/26/15	52,556,000	JPY	514,357	USD	34,473	SCB
02/26/15	743,770	EUR	1,021,419	USD	80,815	SCB
02/27/15	132,617	EUR	181,327	USD	13,613	BOA
02/27/15	1,865,214	EUR	2,556,649	USD	197,797	DBK
02/27/15	1,903,503	USD	1,380,000	EUR	(158,280)	DBK
02/27/15	651,167	USD	815,000	SGD	(12,123)	DBK
03/03/15	162,038	USD	93,885,000	CLP	(6,836)	DBK
03/03/15	20,800,000	JPY	204,242	USD	14,310	JPM
03/03/15	23,200,000	JPY	227,862	USD	16,014	JPM
03/04/15	20,800,000	JPY	203,822	USD	13,887	HSB
03/05/15	13,000	EUR	17,922	USD	1,481	DBK
03/09/15	157,427	EUR	216,187	USD	17,080	BCB
03/09/15	57,903,900	JPY	566,250	USD	37,477	BCB
03/09/15	259,873	EUR	357,130	USD	28,454	BCB
03/09/15	2,234,628	USD	1,620,000	EUR	(185,718)	DBK
03/09/15	1,620,000	EUR	2,224,179	USD	175,269	DBK
03/09/15	104,000	EUR	142,975	USD	11,440	HSB
03/10/15	730,071	EUR	1,010,437	USD	87,065	CIT
03/10/15	555,385	USD	7,354,410	MXN	(13,460)	HSB
03/10/15	294,000	EUR	407,183	USD	35,340	MSC
03/13/15	167,848	USD	98,760,000	CLP	(4,725)	DBK
03/16/15	437,735	USD	553,000	SGD	(4,123)	HSB
03/16/15	27,000	EUR	37,417	USD	3,267	JPM
03/17/15	80,099	EUR	111,698	USD	10,385	BCB
03/17/15	55,874	EUR	77,961	USD	7,289	CIT
03/19/15	77,666,000	JPY	765,077	USD	55,767	CIT
03/19/15	29,650,000	JPY	293,652	USD	22,864	MSC
03/20/15	82,612	USD	48,700,000	CLP	(2,222)	JPM
03/23/15	45,378	EUR	63,189	USD	5,790	BCB
03/24/15	28,159,000	JPY	275,755	USD	18,571	DBK
03/25/15	28,760,000	JPY	281,547	USD	18,871	BCB

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
03/25/15	13,332,130	JPY	130,656	USD	$8,889	BCB
03/26/15	142,000	EUR	195,555	USD	15,934	DBK
03/31/15	22,832	EUR	31,428	USD	2,546	DBK
03/31/15	47,650	USD	160,000	MYR	563	HSB
04/02/15	122,716	EUR	169,158	USD	13,921	BCB
04/07/15	78,175	EUR	107,925	USD	9,026	DBK
04/07/15	326,000	EUR	449,694	USD	37,276	DBK
04/10/15	30,026	USD	100,000	MYR	90	HSB
04/10/15	602,000	EUR	829,962	USD	68,352	HSB
04/13/15	121,475	EUR	167,668	USD	13,981	DBK
04/13/15	301,000	EUR	416,051	USD	35,232	SCB
04/14/15	244,000	EUR	338,196	USD	29,489	JPM
04/15/15	12,300,000	JPY	121,510	USD	9,140	CIT
04/16/15	442,601	USD	1,465,895	MYR	(1,302)	DBK
04/16/15	510,253	EUR	708,542	USD	62,958	HSB
04/16/15	131,446	USD	74,530,000	CLP	(8,682)	MSC
04/17/15	22,030,000	JPY	216,814	USD	15,548	BCB
04/21/15	471,188	USD	1,557,984	MYR	(2,305)	JPM
04/21/15	13,240,000	JPY	129,851	USD	8,884	JPM
04/22/15	119,438	EUR	164,834	USD	13,707	BCB
04/22/15	32,855	EUR	45,453	USD	3,881	JPM
04/22/15	15,980,000	JPY	156,755	USD	10,752	JPM
04/28/15	81,665	USD	47,223,000	CLP	(3,951)	JPM
04/30/15	84,263	EUR	116,827	USD	10,198	BCB
04/30/15	535,000	EUR	740,365	USD	63,355	SCB
05/05/15	336,531	EUR	466,385	USD	40,499	BCB
05/07/15	32,000	EUR	44,409	USD	3,912	BCB
05/07/15	75,000	EUR	104,111	USD	9,194	GSC
05/11/15	88,752	USD	52,000,000	CLP	(3,260)	MSC
05/12/15	14,673,000	JPY	144,887	USD	10,789	CIT
05/13/15	32,000	EUR	44,090	USD	3,589	GSC
05/13/15	19,620,000	JPY	193,281	USD	13,969	GSC
05/13/15	50,000	EUR	68,900	USD	5,618	GSC
05/13/15	16,000	EUR	22,009	USD	1,759	SCB
05/13/15	14,666,000	JPY	144,607	USD	10,570	SCB
05/14/15	14,665,000	JPY	144,271	USD	10,242	CIT
05/14/15	153,000	EUR	210,748	USD	17,103	GSC
05/18/15	74,624,550	JPY	735,000	USD	52,940	BOA
05/19/15	74,602,500	JPY	735,000	USD	53,132	BCB
05/19/15	74,400,375	JPY	735,000	USD	54,980	BOA
05/19/15	74,514,200	JPY	735,000	USD	53,939	CIT
05/19/15	482,011	USD	602,200	SGD	(9,731)	DBK
05/19/15	74,662,400	JPY	735,000	USD	52,585	HSB
05/21/15	154,000	EUR	211,413	USD	16,485	GSC
05/22/15	62,000	EUR	85,010	USD	6,531	BCB
05/27/15	290,066	EUR	1,238,000	PLN	3,951	MSC
05/29/15	124,676	USD	156,500	SGD	(1,936)	DBK
06/04/15	241,950	USD	137,500,000	CLP	(16,296)	BCB
06/05/15	22,710	EUR	30,930	USD	2,179	BCB
06/05/15	77,267	USD	44,100,000	CLP	(4,899)	MSC
06/08/15	737,103	EUR	959,959	USD	26,757	HSB
06/09/15	46,300,000	JPY	453,335	USD	30,030	CIT

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
06/09/15	69,400,000	JPY	679,440	USD	$44,939	HSB
06/10/15	62,600,000	JPY	613,079	USD	40,741	BCB
06/10/15	45,210,000	JPY	442,100	USD	28,754	CIT
06/10/15	46,500,000	JPY	454,714	USD	29,575	CIT
06/10/15	133,550	EUR	182,469	USD	13,386	DBK
06/10/15	66,670,000	JPY	653,182	USD	43,633	HSB
06/11/15	91,787	EUR	384,000	PLN	(1,142)	CIT
06/11/15	22,100,000	JPY	216,370	USD	14,311	DBK
06/11/15	61,770,000	JPY	604,628	USD	39,870	JPM
06/12/15	469,608	EUR	1,967,000	PLN	(5,163)	DBK
06/15/15	69,000	EUR	93,521	USD	6,156	DBK
06/17/15	17,886,000	JPY	175,815	USD	12,271	CIT
06/17/15	26,000,000	JPY	255,602	USD	17,867	JPM
06/22/15	46,960,000	JPY	461,161	USD	31,744	DBK
07/14/15	315,915	USD	1,023,565	MYR	(9,393)	DBK
07/15/15	358,025	USD	1,160,000	MYR	(10,664)	DBK
07/16/15	161,000	EUR	219,903	USD	15,956	BCB
07/17/15	42,190	EUR	57,513	USD	4,068	DBK
07/20/15	253,000	EUR	343,000	USD	22,486	BCB
07/20/15	71,068	USD	232,000	MYR	(1,615)	DBK
07/20/15	183,228	EUR	813,000	MYR	11,260	DBK
07/22/15	112,529	USD	366,000	MYR	(2,974)	DBK
07/22/15	208,159	EUR	918,000	MYR	11,068	DBK
07/22/15	139,000	EUR	188,470	USD	12,371	DBK
07/23/15	126,000	EUR	170,690	USD	11,057	DBK
07/24/15	32,786,000	JPY	324,415	USD	24,431	CIT
07/24/15	51,000,000	JPY	504,376	USD	37,739	JPM
07/27/15	270,506	EUR	1,180,000	MYR	10,371	DBK
07/27/15	137,596	USD	445,000	MYR	(4,433)	DBK
07/27/15	184,000	EUR	248,244	USD	15,111	DBK
07/27/15	184,000	EUR	248,135	USD	15,003	GSC
07/27/15	17,600,000	JPY	174,154	USD	13,109	JPM
07/28/15	30,914	EUR	41,701	USD	2,531	CIT
07/28/15	260,373	USD	151,290,000	CLP	(13,067)	DBK
07/28/15	154,528	USD	89,810,000	CLP	(7,720)	MSC
07/29/15	60,350,000	JPY	594,860	USD	42,616	BCB
07/30/15	4,029,385	USD	13,031,032	MYR	(130,594)	JPM
07/30/15	270,568	EUR	1,180,000	MYR	10,212	JPM
07/30/15	89,242	USD	51,930,000	CLP	(4,367)	JPM
07/31/15	84,034	USD	48,870,000	CLP	(4,166)	DBK
07/31/15	207,563	USD	674,000	MYR	(5,919)	JPM
07/31/15	535,000	EUR	719,286	USD	41,376	JPM
08/04/15	97,592	EUR	130,904	USD	7,233	BCB
08/04/15	165,790	USD	97,750,000	CLP	(6,082)	DBK
08/04/15	535,000	EUR	717,983	USD	40,021	HSB
08/04/15	536,000	EUR	719,312	USD	40,082	UBS
08/05/15	335,000	EUR	450,332	USD	25,805	BCB
08/05/15	366,500	EUR	492,708	USD	28,263	JPM
08/06/15	728,523	USD	907,084	SGD	(17,001)	DBK
08/06/15	349,977	USD	1,143,865	MYR	(7,877)	HSB
08/07/15	262,693	USD	327,000	SGD	(6,192)	DBK
08/10/15	17,124	EUR	22,912	USD	1,210	CIT

See accompanying notes to investments in securities.

Exchange	Currency to be		Currency to be		Unrealized
Date	delivered - SELL		received - BUY		Gain (Loss)	Counterparty
08/10/15	59,760	EUR	79,908	USD	$4,170	CIT
08/11/15	15,430,000	JPY	151,404	USD	10,170	BCB
08/11/15	15,440,000	JPY	151,558	USD	10,234	CIT
08/11/15	46,090,000	JPY	452,417	USD	30,548	CIT
08/11/15	273,000	EUR	365,808	USD	19,810	DBK
08/11/15	6,107	USD	20,000	MYR	(127)	HSB
08/11/15	360,500	EUR	482,845	USD	25,950	JPM
08/12/15	87,530	USD	51,800,000	CLP	(2,945)	DBK
08/12/15	15,430,000	JPY	152,041	USD	10,805	DBK
08/12/15	107,000	EUR	143,673	USD	8,060	GSC
08/18/15	51,438,000	JPY	504,351	USD	33,462	DBK
08/18/15	101,962	USD	106,000,000	KRW	(1,766)	JPM
08/18/15	75,659	USD	44,900,000	CLP	(2,373)	MSC
08/19/15	842,328	EUR	3,590,000	PLN	6,267	DBK
08/20/15	96,755,000	JPY	946,722	USD	60,943	HSB
08/20/15	40,725	USD	24,160,000	CLP	(1,296)	JPM
08/20/15	69,639,000	JPY	681,726	USD	44,190	JPM
08/21/15	761,000	EUR	1,016,049	USD	51,377	JPM
08/24/15	23,068,000	JPY	224,203	USD	13,001	BCB
08/25/15	22,797,000	JPY	220,457	USD	11,732	DBK
08/25/15	45,752,000	JPY	442,690	USD	23,793	HSB
08/26/15	64,764,000	JPY	627,157	USD	34,177	BCB
08/26/15	131,855	EUR	175,450	USD	8,289	BCB
08/26/15	45,992,000	JPY	445,059	USD	23,956	JPM
08/27/15	150,993	USD	90,490,000	CLP	(3,388)	DBK
08/27/15	38,472,000	JPY	371,385	USD	19,128	DBK
08/27/15	73,808,000	JPY	712,556	USD	36,756	HSB
08/27/15	327,271	EUR	433,462	USD	18,553	JPM
08/27/15	33,447,000	JPY	323,305	USD	17,057	JPM
08/28/15	49,232	USD	29,500,000	CLP	(1,116)	JPM
08/31/15	51,798	EUR	68,509	USD	2,835	DBK
08/31/15	22,848,000	JPY	220,887	USD	11,669	JPM
09/02/15	86,000	EUR	113,647	USD	4,605	DBK
09/08/15	74,750	EUR	98,612	USD	3,823	DBK
09/08/15	323,654	USD	196,005,000	CLP	(4,207)	DBK
09/08/15	745,000	EUR	969,320	USD	24,600	JPM
09/09/15	166,475	USD	101,500,000	CLP	(1,063)	DBK
09/21/15	33,313	EUR	43,353	USD	1,099	BCB
09/21/15	370,840	USD	468,000	SGD	(3,726)	HSB
09/23/15	384,000	EUR	495,917	USD	8,833	DBK
09/23/15	616,157	EUR	795,767	USD	14,203	UBS
09/24/15	81,780	EUR	105,446	USD	1,710	BCB
09/28/15	94,407	EUR	121,757	USD	1,995	CIT
09/28/15	179,000	EUR	230,522	USD	3,447	DBK
09/30/15	9,763,000	JPY	89,946	USD	491	JPM
10/01/15	229,895	USD	769,000	MYR	(638)	HSB
					$4,372,761

See accompanying notes to investments in securities.

At September 30, 2014, the Fund had the following interest rate swap contracts outstanding.

Interest Rate Swap Contracts

		Expiration	Notional	Unrealized	Unrealized
Description	Counterparty	Date	Amount	Appreciation	Depreciation
Centrally Cleared Swaps
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 2.695%	CIT	05/09/24	$4,260,000	$—	$(29,119)
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 2.731%	CIT	07/07/24	1,250,000	—	(10,720)
Receive Floating Rate 3-Month USD LIBOR
Pay Fixed Rate 3.388%	CIT	05/09/44	2,028,000	—	(76,542)
Net unrealized appreciation (depreciation)				$—	$(116,381)

Investments in Securities Legend

(a)             Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)             Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)              Rate represents annualized yield at date of purchase.

(d)             Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)              Variable rate security.

(f)               Step rate security.

(g)              At September 30, 2014 the cost of securities for federal income tax purposes was $120,097,891. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$5,780,711
Gross unrealized depreciation	(3,698,884)
Net unrealized appreciation	$2,081,827

See accompanying notes to investments in securities.

Currency Legend
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

Counterparty Legend
BCB	Barclays Bank PLC
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT Advantus Managed Volatility Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (35.5%)
Government Obligations (3.9%)
U.S. Government Agencies and Obligations (3.9%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.2%)
Federal Home Loan
Mortgage Corp.,
3.000%, 09/01/43	$237,328	$234,647

Federal National Mortgage Association (FNMA) (1.6%)
3.000%, 04/01/43	365,304	360,786
3.000%, 05/01/43	180,622	178,416
3.000%, 06/01/43	463,709	457,903
3.500%, 08/01/42	216,454	222,000
3.500%, 02/01/43	226,087	232,511
		1,451,616
U.S. Treasury (2.1%)
U.S. Treasury Note
0.125%, 04/30/15 (b)	1,000,000	1,000,391
0.625%, 04/30/18 (b)	1,000,000	973,672
		1,974,063
Total government obligations (cost: $ 3,650,024)		3,660,326

Corporate Obligations (31.6%)
Basic Materials (0.6%)
Mining (0.6%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (c)	250,000	248,959
Rio Tinto Finance USA, Ltd., 3.750%, 09/20/21 (c)	250,000	259,347
		508,306
Communications (2.2%)
Cable/Satellite TV (1.1%)
Comcast Corp.
4.200%, 08/15/34	500,000	495,706
4.650%, 07/15/42	250,000	258,149
DIRECTV Holdings LLC, 4.600%, 02/15/21	250,000	271,692
		1,025,547
Media (0.3%)
Viacom, Inc., 5.625%, 09/15/19	250,000	284,470

Telephone-Integrated (0.5%)
AT&T, Inc., 4.350%, 06/15/45	250,000	229,788
Verizon Communications, Inc., 5.550%, 02/15/16	250,000	265,671
		495,459
Wireless Telecommunication Services (0.3%)
Rogers Communications, Inc., 4.100%, 10/01/23 (c)	250,000	259,185

Consumer Cyclical (1.1%)
Retail (1.1%)
Target Corp., 3.500%, 07/01/24	750,000	750,720
Wal-Mart Stores, Inc., 1.950%, 12/15/18	250,000	251,075
		1,001,795
Consumer Staples (1.4%)
Beverages (0.6%)
The Coca-Cola Co., 3.200%, 11/01/23 (b)	500,000	501,058

Consumer Products-Miscellaneous (0.8%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d) (e)	750,000	749,310

Consumer, Non-cyclical (1.4%)
Commercial Service-Finance (0.3%)
Moody’s Corp., 4.875%, 02/15/24	250,000	269,617

Drugstore Chains (0.3%)
CVS Pass-Through Trust, 6.943%, 01/10/30	209,159	254,608

Food (0.3%)
ConAgra Foods, Inc., 5.819%, 06/15/17	250,000	275,981

Pharmaceuticals (0.5%)
Novartis Capital Corp., 3.400%, 05/06/24	500,000	507,871
Energy (5.4%)
Oil, Gas & Consumable Fuels (3.7%)
Apache Corp., 3.250%, 04/15/22	181,000	181,379
Chevron Corp., 3.191%, 06/24/23	250,000	251,724
Ensco PLC, 4.500%, 10/01/24 (c)	750,000	752,525

See accompanying notes to investments in securities.

	Principal	Value(a)
EOG Resources, Inc., 2.625%, 03/15/23	$250,000	$238,573
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	734,144
Rowan Cos., Inc., 4.750%, 01/15/24	500,000	502,625
Total Capital International SA, 3.750%, 04/10/24 (c)	750,000	770,093
		3,431,063
Pipelines (1.7%)
Enbridge Energy Partners L.P., 6.500%, 04/15/18	250,000	286,094
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	289,450
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	253,870
Spectra Energy Partners L.P., 2.950%, 09/25/18	250,000	257,707
Williams Partners L.P., 4.300%, 03/04/24	500,000	509,977
		1,597,098
Financial (8.0%)
Banks (3.1%)
Bank of America Corp., 5.700%, 01/24/22	250,000	286,435
Bank of Montreal, 2.375%, 01/25/19 (c)	250,000	251,974
Capital One Financial Corp., 4.750%, 07/15/21	250,000	271,736
Citigroup, Inc., 5.300%, 01/07/16	250,000	263,707
Discover Bank, 4.250%, 03/13/26	500,000	511,481
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	276,257
JPMorgan Chase & Co., 4.500%, 01/24/22	250,000	267,857
PNC Bank NA, 3.800%, 07/25/23	250,000	256,773
SunTrust Bank, 2.750%, 05/01/23	250,000	238,303
Wells Fargo & Co., 5.125%, 09/15/16	250,000	269,384
		2,893,907

Insurance (1.9%)
Assured Guaranty US Holdings, 5.000%, 07/01/24	500,000	505,228
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	250,000	255,505
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	262,263
Old Republic International Corp., 4.875%, 10/01/24	750,000	750,996
		1,773,992
Real Estate Investment Trust-Office Property (0.5%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	500,080

Real Estate Investment Trust-Shopping Centers (0.3%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	266,175

Real Estate Investment Trust-Single Tenant (0.8%)
Realty Income Corp., 5.950%, 09/15/16	250,000	272,925
Tanger Properties L.P., 3.875%, 12/01/23	500,000	505,156
		778,081

Real Estate Investment Trust-Storage (0.6%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	516,730

Specialized REIT’s (0.8%)
HCP, Inc.
3.875%, 08/15/24	500,000	489,821
4.250%, 11/15/23	250,000	257,683
		747,504
Health Care (2.2%)
Biotechnology (0.3%)
Amgen, Inc., 5.700%, 02/01/19	250,000	284,485

Health Care Equipment & Supplies (0.3%)
St Jude Medical, Inc., 4.750%, 04/15/43	250,000	254,515

See accompanying notes to investments in securities.

	Principal	Value(a)
Health Care Providers & Services (0.5%)
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	$250,000	$256,027
UnitedHealth Group, Inc., 2.750%, 02/15/23	250,000	241,655
		497,682
Pharmaceuticals (1.1%)
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	501,643
Mylan, Inc., 4.200%, 11/29/23	500,000	513,929
		1,015,572
Industrials (2.9%)
Aerospace & Defense (1.4%)
BAE Systems Holdings, Inc., 5.200%, 08/15/15 (d)	250,000	259,853
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	518,026
Textron, Inc., 4.300%, 03/01/24	500,000	515,761
		1,293,640
Machinery (0.8%)
Caterpillar Financial Services Corp., 3.750%, 11/24/23 (b)	750,000	780,166

Road & Rail (0.3%)
The Kansas City Southern Railway Co., 4.300%, 05/15/43	250,000	242,047

Transportation (0.4%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	356,515

Information Technology (2.4%)
Communications Equipment (1.1%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	515,221
Motorola Solutions, Inc., 4.000%, 09/01/24	500,000	488,059
		1,003,280
Internet Software & Services (0.8%)
eBay, Inc., 3.450%, 08/01/24	750,000	730,545

IT Services (0.5%)
The Western Union Co., 3.350%, 05/22/19	500,000	513,701

Materials (1.0%)
Chemicals (1.0%)
The Dow Chemical Co., 3.500%, 10/01/24	750,000	731,548
The Mosaic Co., 5.450%, 11/15/33	200,000	221,071
		952,619
Transportation (1.4%)
Airlines (0.3%)
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	250,000	257,890

Transport-Rail (1.1%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	517,063
Union Pacific Corp., 3.750%, 03/15/24	500,000	520,648
		1,037,711
Utilities (1.6%)
Electric Utilities (0.5%)
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	251,637
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	246,340
		497,977
Electric-Integrated (0.3%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	256,452

Multi-Utilities (0.3%)
Dominion Gas Holdings LLC, 3.550%, 11/01/23	250,000	253,729

Water Utilities (0.5%)
Aquarion Co., 4.000%, 08/15/24 (d) (e)	500,000	489,298

Total corporate obligations (cost: $ 29,187,850)		29,355,661

Total long-term debt securities (cost: $ 32,837,874)		33,015,987

See accompanying notes to investments in securities.

	Shares	Value(a)
Mutual Funds (16.5%)
Investment Companies (16.5%)
SFT Advantus Index 500 Fund (f)	2,081,359	$15,355,779
Total mutual funds (cost: $ 12,000,000)		15,355,779

Short-Term Securities (48.6%)
Investment Companies (48.6%)
Dreyfus Treasury Cash Management Fund, current rate 0.010%	45,170,673	45,170,673
Total short-term securities (cost: $ 45,170,673)		45,170,673
Total investments in securities (cost: $ 90,008,547) (g)		93,542,439
Liabilities in excess of cash and other assets (-0.6%)		(535,115)
Total net assets (100.0%)		$93,007,324

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2014, securities with an aggregate market value of $2,735,176 have been pledged to cover margin requirements for the following open futures contracts:

				Unrealized
		Number of	Position	Appreciation/
Type	Expiration	Contracts	Type	(Depreciation)
10 Year U.S. Treasury Note	December 2014	8	Short	$6,234
S&P 500 E-Mini Index Future	December 2014	7	Long	(5,716)
S&P 500 Index Future	December 2014	118	Long	(481,168)
		133		(480,650)

(c)          Foreign security: The Fund held 2.7% of net assets in foreign securities at September 30, 2014.

(d)         Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(e)          Illiquid security. (See Note 3.)

(f)           Affiliated security.

(g)          At September 30, 2014 the cost of securities for federal income tax purposes was $90,008,547. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$3,830,548
Gross unrealized depreciation	(296,656)
Net unrealized appreciation	$3,533,892

See accompanying notes to investments in securities.

SFT Advantus Money Market Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Commercial Paper (24.9%)
Consumer Staples (9.0%)
Beverages (6.8%)
PepsiCo, Inc.,
0.061%, 10/17/14 (b) (c)	$2,000,000	$1,999,947
0.071%, 10/06/14 (b) (c)	1,000,000	999,990
0.071%, 10/07/14 (b) (c)	1,000,000	999,988
The Coca-Cola Co.,
0.071%, 12/03/14 (b) (c)	2,000,000	1,999,755
		5,999,680
Food & Staples Retailing (2.2%)
Wal-Mart Stores, Inc., 0.061%, 10/31/14 (b) (c)	2,000,000	1,999,900

Financial (2.3%)
Insurance (2.3%)
MetLife Funding, Inc., 0.081%, 10/21/14 (b)	2,000,000	1,999,911

Health Care (4.5%)
Pharmaceuticals (4.5%)
Johnson & Johnson, 0.041%, 10/07/14 (b) (c)	2,000,000	1,999,987
Roche Holdings, Inc.,
0.081%, 10/02/14 (b) (c)	1,000,000	999,998
0.081%, 10/06/14 (b) (c)	1,000,000	999,989
		3,999,974
Industrials (6.8%)
Air Freight & Logistics (4.5%)
United Parcel Service, Inc.,
0.041%, 10/03/14 (b) (c)	2,000,000	1,999,995
0.091%, 11/03/14 (b) (c)	2,000,000	1,999,835
		3,999,830
Machinery (2.3%)
Parker- Hannifin Corp., 0.071%, 10/16/14 (b) (c)	2,000,000	1,999,942

Materials (2.3%)
Chemicals (2.3%)
Praxair, Inc., 0.096%, 10/09/14 (b)	2,000,000	1,999,971

Total commercial paper (cost: $ 21,999,208)		21,999,208

Certificate of Deposit (4.2%)
Financial (4.2%)
Financial Services (4.2%)
Wells Fargo Bank NA, 0.223%, 11/14/14 (d)	3,750,000	3,750,000

Total certificates of deposit (cost: $ 3,750,000)		3,750,000

Corporate Bonds & Notes (11.2%)
Financial (5.4%)
Finance-Auto Loans (3.7%)
American Honda Finance Corp.
0.233%, 06/04/15 (d)	1,000,000	1,000,000
0.235%, 12/05/14 (d)	2,250,000	2,250,000
		3,250,000
Insurance (1.7%)
New York Life Global Funding, 1.300%, 01/12/15 (e)	1,515,000	1,519,349

Industrials (4.3%)
Machinery (4.3%)
John Deere Capital Corp., 0.333%, 10/08/14 (d)	3,793,000	3,793,082

Utilities (1.5%)
Electric Utilities (1.5%)
Southern California Edison Co., 0.285%, 10/01/14 (d)	1,335,000	1,335,000
Total corporate bonds & notes (cost: $ 9,897,431)		9,897,431

U.S. Government Obligations (25.4%)
Discount Notes (24.3%)
Federal Agricultural Mortgage Corp.,
0.010%, 10/20/14 (b)	3,000,000	2,999,984
Federal Home Loan Bank
0.002%, 10/22/14 (b)	2,000,000	1,999,998
0.010%, 10/03/14 (b)	1,000,000	999,999
0.010%, 10/23/14 (b)	1,000,000	999,994
0.010%, 10/24/14 (b)	1,500,000	1,499,990
0.020%, 11/12/14 (b)	800,000	799,981
0.061%, 10/31/14 (b)	1,000,000	999,950
0.071%, 10/10/14 (b)	1,600,000	1,599,972
Federal Home Loan Mortgage Corporation (FHLMC),
0.041%, 11/10/14 (b)	1,000,000	999,956

See accompanying notes to investments in securities.

	Principal	Value(a)
Federal National Mortgage Association (FNMA)
0.001%, 10/02/14 (b)	$1,022,000	$1,022,000
0.010%, 10/29/14 (b)	1,700,000	1,699,987
0.010%, 11/05/14 (b)	1,285,000	1,284,988
0.020%, 11/03/14 (b)	200,000	199,996
0.030%, 11/17/14 (b)	400,000	399,984
World Bank, 0.010%, 11/25/14 (b)	4,000,000	3,999,878
		21,506,657
Federal Home Loan Bank (1.1%)
Federal Home Loan Bank, 0.270%, 10/20/15	1,000,000	1,000,000
Total U.S. government obligations (cost: $ 22,506,657)		22,506,657

Other Short-Term Investments (11.1%)
Asset Backed Securities (11.1%)
AmeriCredit Automobile Receivables Trust, 0.210%, 06/08/15	666,764	666,764
ARI Fleet Lease Trust, 0.250%, 04/15/15 (e)	529,828	529,828
Dell Equipment Finance Trust, 0.260%, 08/14/15 (e)	988,531	988,531
Enterprise Fleet Financing LLC, 0.250%, 02/20/15 (e)	171,379	171,379
First Investors Auto Owner Trust, 0.300%, 08/17/15 (e)	1,672,136	1,672,136
Ford Credit Auto Lease Trust, 0.180%, 08/15/15 (e)	502,690	502,690
GM Financial Leasing Trust, 0.250%, 09/21/15 (e)	920,000	920,000
Great America Leasing Receivables, 0.250%, 03/15/15 (e)	341,737	341,737
Honda Auto Receivables Owner Trust, 0.190%, 08/17/15	652,482	652,482
Hyundai Auto Receivables Trust, 0.180%, 05/15/15	274,282	274,282
John Deere Owner Trust, 0.210%, 09/24/15	1,600,000	1,600,000
Santander Drive Auto Receivables Trust, 0.250%, 06/15/15	289,227	289,227

	Shares/
	Principal
Tidewater Auto Receivables Trust, 0.400%, 06/15/15 (e)	275,402	275,402
Volkswagen Auto Loan Enhanced Trust, 0.190%, 05/20/15	287,410	287,410
Volvo Financial Equipment LLC, 0.210%, 03/16/15 (e)	279,723	279,723
Westlake Automobile Receivables Trust, 0.350%, 06/15/15 (e)	402,348	402,348
Total other short-term investments (cost: $ 9,853,939)		9,853,939

Investment Companies (5.2%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	4,339,748	4,339,748
Wells Fargo Government Institutional Money Market Fund, current rate 0.010%	274,795	274,795
Total investment companies (cost: $ 4,614,543)		4,614,543

Total investments in securities (cost: $ 72,621,778) (f)		72,621,778
Cash and other assets in excess of liabilities (18.0%)		15,911,340
Total net assets (100.0%)		$88,533,118

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Rate represents annualized yield at date of purchase.

(c)          Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. This security has been determined to be liquid under guidelines established by the Board of Trustees. In the aggregate such securities represent 20.3% of the Fund’s net assets as of September 30, 2014.

(d)         Variable rate security.

(e)          Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.

(f)           Also represents the cost of securities for federal income tax purposes at September 30, 2014.

See accompanying notes to investments in securities.

SFT Advantus Mortgage Securities Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (97.6%)
Government Obligations (85.4%)
Other Government Obligations (0.1%)
Provincial or Local Government Obligation (0.1%)
Utility Debt Securitization Authority, 3.435%, 12/15/25	$150,000	$153,877

U.S. Government Agencies and Obligations (85.3%)
Export-Import Bank of the United States (1.0%)
DY7 Leasing LLC, 2.578%, 12/10/25	234,375	232,557
Export Leasing 2009 LLC, 1.859%, 08/28/21	181,615	180,909
Helios Leasing I LLC
1.825%, 05/16/25	135,884	130,866
2.018%, 05/29/24	215,870	211,706
Union 16 Leasing LLC, 1.863%, 01/22/25	221,539	214,621
		970,659
Federal Farm Credit Bank (0.5%)
Federal Farm Credit Bank, 2.990%, 02/04/28	550,000	515,402

Federal Home Loan Mortgage Corporation (FHLMC) (16.0%)
1.807%, 08/25/24 (b)	587,822	589,123
2.354%, 09/25/24 (b)	500,000	495,144
2.500%, 03/01/28	256,826	259,915
2.500%, 04/01/28	424,021	429,120
2.550%, 11/21/25	200,000	183,411
3.000%, 08/01/42	187,150	185,673
3.000%, 12/01/42	365,986	363,101
3.000%, 01/01/43	452,144	448,716
3.000%, 02/01/43	1,070,648	1,065,520
3.000%, 04/01/43	1,371,103	1,361,411
3.500%, 10/01/25	240,803	254,106
3.500%, 05/01/32	466,507	485,800
3.500%, 01/01/42	393,164	403,771
3.500%, 03/01/42	1,594,656	1,633,051
3.500%, 08/01/42	428,106	438,461
4.000%, 09/01/40	549,335	581,359
4.000%, 03/01/41	641,599	679,815
4.500%, 04/01/23	82,460	88,975
4.500%, 09/01/40	451,122	487,090
4.500%, 01/01/41	667,754	724,395
4.500%, 03/01/41	595,669	647,130
5.000%, 03/01/23	84,829	93,352
5.000%, 05/01/29	85,502	94,593
5.000%, 08/01/35	111,177	122,923
5.000%, 11/01/35	91,620	100,825
5.000%, 11/01/39	934,320	1,042,548
5.000%, 03/01/40	587,083	657,759
5.500%, 06/01/20	101,393	108,511
5.500%, 10/01/20	235,091	249,195
5.500%, 11/01/23	214,662	238,827
5.500%, 05/01/34	298,815	339,147
6.000%, 09/01/22	159,022	175,506
6.000%, 11/01/33	304,843	349,762
6.250%, 12/15/23	147,067	162,795
6.500%, 11/01/32	77,971	92,073
		15,632,903
Federal National Mortgage Association (FNMA) (53.6%)
2.500%, 03/01/27	747,177	755,895
2.500%, 11/01/27	352,133	353,202
2.500%, 03/01/28	757,262	766,104
3.000%, 09/01/22	330,451	344,083
3.000%, 11/01/27	365,366	377,608
3.000%, 06/01/28	436,980	451,956
3.000%, 03/01/42	195,623	193,428
3.000%, 09/01/42	261,520	259,071
3.000%, 03/01/43	181,528	179,887
3.000%, 04/01/43	737,814	729,187
3.000%, 05/01/43	1,007,016	994,459
3.000%, 09/01/43	266,949	263,537
3.000%, 10/01/44 (c)	1,680,000	1,656,112
3.140%, 08/01/15	1,500,000	1,526,078
3.500%, 11/01/25	129,884	137,328
3.500%, 01/01/26	301,257	318,525
3.500%, 10/01/29 (c)	675,000	709,541
3.500%, 12/01/32	412,226	430,150
3.500%, 11/01/40	345,902	355,178
3.500%, 01/01/41	628,690	644,245
3.500%, 02/01/41	1,370,387	1,402,774
3.500%, 11/01/41	586,243	601,619
3.500%, 12/01/41	1,225,145	1,254,572
3.500%, 01/01/42	2,837,062	2,904,808
3.500%, 05/01/42	804,929	824,994
3.500%, 08/01/42	770,576	790,321
3.500%, 02/01/43	904,349	930,042
3.500%, 03/01/43	443,191	455,097
3.500%, 05/01/43	1,549,104	1,588,436
3.500%, 10/01/44 (c)	5,170,000	5,284,306
4.000%, 06/25/23	306,424	323,884
4.000%, 12/01/40	325,872	343,886
4.000%, 04/01/41	215,904	228,724
4.000%, 06/01/42	1,582,164	1,671,469
4.000%, 09/01/43	1,109,964	1,174,400
4.000%, 10/01/43	1,901,493	2,019,509
4.000%, 01/01/44	432,165	458,988
4.000%, 10/01/44 (c)	1,450,000	1,528,028
4.500%, 04/01/21	8,464	9,006

See accompanying notes to investments in securities.

	Principal	Value(a)
4.500%, 11/01/23	$80,201	$86,580
4.500%, 04/01/25	197,444	210,816
4.500%, 05/01/35	483,523	522,684
4.500%, 07/01/35	406,261	439,816
4.500%, 09/01/37	457,222	496,948
5.000%, 05/01/18	151,841	160,576
5.000%, 10/01/20	95,973	102,334
5.000%, 06/25/23	323,029	351,382
5.000%, 10/25/33	31,384	31,895
5.000%, 11/01/33	415,187	459,213
5.000%, 03/01/34	957,336	1,058,839
5.000%, 05/01/34	102,258	113,095
5.000%, 12/01/34	85,651	94,725
5.000%, 04/01/35	134,955	149,251
5.000%, 07/01/35	842,599	931,911
5.000%, 03/01/38	231,242	256,939
5.000%, 06/01/39	350,224	392,397
5.000%, 12/01/39	466,229	523,294
5.000%, 06/01/40	183,589	204,290
5.000%, 04/01/41	349,540	390,852
5.500%, 02/01/18	86,954	92,071
5.500%, 03/01/18	183,418	194,200
5.500%, 08/01/23	134,686	149,875
5.500%, 02/01/24	169,248	188,948
5.500%, 04/01/33	481,915	545,648
5.500%, 05/01/33	37,044	41,567
5.500%, 01/01/34	98,090	110,142
5.500%, 02/01/34	63,330	71,084
5.500%, 04/01/34	155,369	173,099
5.500%, 05/01/34	28,060	31,481
5.500%, 09/01/34	318,670	358,483
5.500%, 10/01/34	148,020	166,010
5.500%, 01/01/35	242,723	273,108
5.500%, 02/01/35	403,818	455,886
5.500%, 06/01/35	23,591	26,453
5.500%, 08/01/35	133,554	149,852
5.500%, 10/01/35	81,415	92,473
5.500%, 11/01/35	24,444	27,312
5.500%, 09/01/36	348,882	391,056
5.500%, 05/01/38	12,148	13,517
6.000%, 09/01/32	33,100	38,198
6.000%, 10/01/32	521,534	603,397
6.000%, 11/01/32	455,096	526,626
6.000%, 03/01/33	511,562	592,213
6.000%, 04/01/33	118,366	135,912
6.000%, 12/01/33	115,224	131,166
6.000%, 08/01/34	105,882	119,552
6.000%, 09/01/34	67,889	77,021
6.000%, 11/01/34	36,002	40,958
6.000%, 12/01/34	316,689	360,095
6.000%, 11/01/36	51,510	58,920
6.000%, 01/01/37	428,963	486,292
6.000%, 08/01/37	100,056	112,966
6.000%, 09/01/37	171,470	197,275
6.000%, 12/01/37	86,943	98,864
6.000%, 12/01/38	168,782	190,559
6.500%, 11/01/23	99,607	109,009
6.500%, 02/01/32	396,760	464,328
6.500%, 04/01/32	133,193	155,407
6.500%, 05/01/32	46,152	54,125
6.500%, 07/01/32	518,013	607,203
6.500%, 09/01/32	3,849	4,357
6.500%, 09/01/34	24,595	28,028
6.500%, 11/01/34	17,585	20,392
6.500%, 03/01/35	205,744	238,164
6.500%, 02/01/36	56,095	63,861
6.500%, 09/01/37	266,858	316,153
7.000%, 09/01/31	194,665	227,433
7.000%, 11/01/31	35,597	42,421
7.000%, 02/01/32	136,364	162,440
7.000%, 07/01/32	22,568	25,724
7.000%, 10/01/37	17,185	18,679
7.500%, 07/25/22	212,304	240,227
7.500%, 04/01/31	60,994	70,576
		52,389,080
Government National Mortgage Association (GNMA) (13.8%)
0.000%, 03/16/42 (b) (d) (e)	1,275,985	13
0.333%, 03/16/34 (b) (d)	628,204	797
0.358%, 06/17/45 (b) (d)	1,265,789	13,620
0.643%, 07/16/40 (b) (d)	586,999	10,162
3.000%, 09/20/42	854,456	862,051
3.000%, 10/01/44 (c)	3,250,000	3,270,566
3.250%, 04/20/33	246,813	248,559
3.500%, 11/15/40	169,223	175,199
3.500%, 10/20/43	704,078	729,012
4.000%, 07/20/31	647,715	680,383
4.000%, 12/20/40	1,473,592	1,579,454
4.000%, 01/15/41	127,488	135,489
4.000%, 02/15/41	740,352	793,238
4.000%, 10/15/41	678,623	725,381
4.500%, 06/15/40	568,947	625,235
5.000%, 05/15/33	203,337	225,936
5.000%, 12/15/39	140,065	155,798
5.000%, 01/15/40	1,456,029	1,615,533
5.000%, 07/15/40	1,004,041	1,110,139
5.500%, 07/15/38	238,185	267,204
5.500%, 10/15/38	264,398	299,034
		13,522,803
U.S. Treasury (0.3%)
U.S. Treasury Note
0.500%, 08/31/16 (f)	200,000	199,797

See accompanying notes to investments in securities.

	Principal	Value(a)
0.875%, 05/15/17	$100,000	$99,875
		299,672
Vendee Mortgage Trust (0.1%)
Vendee Mortgage Trust, 7.793%, 02/15/25	101,321	113,382
Total government obligations (cost: $ 82,343,077)		83,597,778

Asset-Backed Securities (4.6%)
ABFS Mortgage Loan Trust, 6.990%, 12/25/31 (g)	189,335	167,947
Ally Auto Receivables Trust, 2.900%, 05/15/17 (h)	140,000	140,433
Appalachian Consumer Rate Relief Funding LLC, 3.772%, 08/01/31	120,000	124,153
Cabela’s Master Credit Card Trust, 2.710%, 02/17/26 (h)	500,000	485,541
Carmax Auto Owner Trust, 2.060%, 11/15/19	250,000	249,097
Consumers 2014 Securitization Funding LLC, 2.962%, 11/01/25	390,000	389,030
CountryPlace Manufactured Housing Contract Trust, 4.800%, 12/15/35 (b) (e) (h)	330,075	337,967
Credit-Based Asset Servicing and Securitization LLC, 5.970%, 10/25/36 (g) (h)	5,248	5,233
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	500,000	579,952
FAN Engine Securitization, Ltd., 3.000%, 10/15/19 (e) (h) (i)	185,826	182,335
FirstEnergy Ohio PIRB Special Purpose Trust, 1.726%, 01/15/22	200,000	196,883
Huntington Auto Trust, 1.370%, 05/15/18	165,000	166,346
Origen Manufactured Housing
5.460%, 11/15/35 (b)	336,517	345,397
5.910%, 01/15/37	550,000	582,289
Trip Rail Master Funding LLC, 2.863%, 04/15/44 (h)	484,932	478,069
Vanderbilt Mortgage Finance, 6.210%, 05/07/26	53,746	54,872
Total asset-backed securities (cost: $ 4,468,485)		4,485,544

Other Mortgage-Backed Securities (6.8%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (0.3%)
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	220,766	209,348
BHN I Mortgage Fund
1.000%, 03/25/15 (b) (e) (h) (i) (j) (k)	10,000	—
7.540%, 05/31/17 (e) (h) (i) (j) (k)	425	—
7.916%, 07/01/15 (e) (h) (i) (j) (k)	50,980	—
Prudential Home Mortgage Securities
7.900%, 04/28/22 (h)	57,731	51,449
7.922%, 09/28/24 (b) (h)	2,471	2,075
Structured Adjustable Rate Mortgage Loan Trust, 4.883%, 11/25/35 (b)	266,007	4,109
Structured Asset Mortgage Investments, Inc., 2.246%, 05/02/30 (b)	12,270	4,449
		271,430
Commercial Mortgage-Backed Securities (6.5%)
7 WTC Depositor LLC Trust, 4.082%, 03/13/31 (h)	341,708	354,077
Banc of America Re-Remic Trust, 4.325%, 08/15/46 (b) (h)	930,000	959,075
Citigroup Commercial Mortgage Trust, 3.008%, 01/12/30 (b) (h)	130,000	130,883
CSMC Mortgage Trust, 1.704%, 04/15/27 (b) (h)	665,000	666,436
Extended Stay America Trust, 2.295%, 12/05/31 (h)	300,000	293,406
Hometown Commercial Mortgage, 5.506%, 11/11/38 (e) (h)	375,713	307,803
Irvine Core Office Trust, 2.068%, 05/15/48 (h)	441,956	433,832
JPMorgan Chase Commercial Mortgage Securities Corp.
2.191%, 12/05/27 (b) (d) (e) (h)	3,558,142	312,590
7.151%, 12/05/27 (h)	125,000	151,815

See accompanying notes to investments in securities.

	Shares/
	Principal	Value(a)
Morgan Stanley Bank of America Merrill Lynch Trust, 4.064%, 02/15/47	$500,000	$525,574
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (h)	150,000	149,885
Multi Security Asset Trust
5.270%, 11/28/35 (e) (h)	375,000	380,501
5.880%, 11/28/35 (b) (e) (h)	990,000	972,372
Queens Center Mortgage Trust 2013-QC, 3.275%, 01/11/37 (h)	387,391	379,583
TimberStar Trust, 5.668%, 10/15/36 (h)	350,000	376,057
		6,393,889
Total other mortgage-backed securities (cost: $ 7,079,608)		6,665,319

Corporate Obligations (0.8%)
Communications (0.3%)
Telecommunication (0.3%)
SBA Tower Trust, 2.240%, 04/16/18 (h)	220,000	216,821

Financial (0.5%)
Real Estate Investment Trust-Office Property (0.5%)
ARC Properties Operating Partnership LP/Clark Acquisition LLC, 2.000%, 02/06/17 (h)	500,000	499,724

Total corporate obligations (cost: $ 719,886)		716,545
Total long-term debt securities (cost: $ 94,611,056)		95,465,186

Short-Term Securities (15.3%)
Investment Companies (15.3%)
Dreyfus Treasury Cash Management Fund, current rate 0.010% (l)	7,169,869	7,169,869
STIT-Government & Agency Portfolio, current rate 0.010% (l)	7,800,000	7,800,000
Total short-term securities (cost: $ 14,969,869)		14,969,869
Total investments in securities (cost: $ 109,580,925) (m)		$110,435,055
Liabilities in excess of cash and other assets (-12.9%)		(12,581,384)
Total net assets (100.0%)		$97,853,671

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)	Security is issued on a when-issued or forward commitment basis. As of September 30, 2014 the total cost of investments issued on a when-issued or forward commitment basis was $12,446,127.
(d)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(e)	Illiquid security. (See Note 3.)
(f)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On September 30, 2014, securities with an aggregate market value of $99,898 have been pledged to cover margin requirements for the following open futures contracts:

				Unrealized
		Number of	Position	Appreciation/
Type	Expiration	Contracts	Type	(Depreciation)
10 Year U.S. Treasury Note	December 2014	25	Long	$(18,020)
		25		(18,020)

(g)	Step rate security.
(h)	Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.
(i)	Foreign security: The Fund held 0.2% of net assets in foreign securities at September 30, 2014.
(j)	Security is in default with respect to interest payments. Income is not being accrued on this security and any payments received are treated as a reduction of principal.
(k)	These securities are being fair-valued according to procedures approved by the Board of Trustees.
(l)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of September 30, 2014.
(m)

At September 30, 2014 the cost of securities for federal income tax purposes was $110,320,301. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

	Gross unrealized appreciation	$1,958,185
	Gross unrealized depreciation	(1,843,431)
	Net unrealized appreciation	$114,754

See accompanying notes to investments in securities.

SFT Advantus Real Estate Securities Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.6%)
Consumer Discretionary (2.6%)
Hotels, Restaurants & Leisure (2.6%)
Hyatt Hotels Corp. - Class A (b)	36,600	$2,215,032
Marriott International, Inc. - Class A	18,700	1,307,130
		3,522,162
Financial (96.1%)
Diversified REIT’s (6.7%)
Cousins Properties, Inc.	220,900	2,639,755
Spirit Realty Capital, Inc.	60,600	664,782
Vornado Realty Trust	56,486	5,646,340
		8,950,877
Industrial REIT’s (5.1%)
DCT Industrial Trust, Inc.	198,000	1,486,980
EastGroup Properties, Inc.	29,995	1,817,397
ProLogis, Inc.	92,381	3,482,764
		6,787,141
Office REIT’s (15.9%)
Alexandria Real Estate Equities, Inc.	38,400	2,832,000
BioMed Realty Trust, Inc.	69,700	1,407,940
Boston Properties, Inc.	57,583	6,665,808
Digital Realty Trust, Inc.	15,800	985,604
Duke Realty Corp.	195,600	3,360,408
Kilroy Realty Corp.	20,136	1,196,884
Parkway Properties, Inc.	54,300	1,019,754
SL Green Realty Corp.	36,571	3,705,374
		21,173,772
Residential REIT’s (18.7%)
American Campus Communities, Inc.	44,200	1,611,090
AvalonBay Communities, Inc.	43,626	6,149,957
Camden Property Trust	51,000	3,495,030
Education Realty Trust, Inc.	41,100	422,508
Equity Residential	82,200	5,061,876
Essex Property Trust, Inc.	28,416	5,079,360
Mid-America Apartment Communities, Inc.	6,904	453,248
UDR, Inc.	96,300	2,624,175
		24,897,244
Retail REIT’s (25.1%)
Acadia Realty Trust	72,036	1,986,753
DDR Corp.	158,500	2,651,705
Federal Realty Investment Trust	25,400	3,008,884
General Growth Properties, Inc.	156,100	3,676,155
Kimco Realty Corp.	131,300	2,876,783
Kite Realty Group Trust	91,550	2,219,172
Ramco-Gershenson Properties Trust	53,700	872,625
Regency Centers Corp.	6,200	333,746
Simon Property Group, Inc.	84,879	13,955,805
Taubman Centers, Inc.	22,400	1,635,200
The Macerich Co.	5,200	331,916
		33,548,744
Specialized REIT’s (24.6%)
CubeSmart	57,321	1,030,632
Extra Space Storage, Inc.	62,900	3,243,753
HCP, Inc.	62,000	2,462,020
Health Care REIT, Inc.	68,600	4,278,582
Host Hotels & Resorts, Inc.	173,646	3,703,869
LaSalle Hotel Properties	61,101	2,092,098
Pebblebrook Hotel Trust	57,800	2,158,252
Public Storage	32,500	5,389,800
RLJ Lodging Trust	78,600	2,237,742
Sabra Health Care REIT, Inc.	34,600	841,472
Strategic Hotels & Resorts, Inc. (b)	93,900	1,093,935
Ventas, Inc.	68,796	4,261,912
		32,794,067
Health Care (0.9%)
Health Care Providers & Services (0.9%)
Brookdale Senior Living, Inc. (b)	37,100	1,195,362
Total common stocks (cost: $ 115,166,933)		132,869,369

Short-Term Securities (0.3%)
Investment Companies (0.3%)
Wells Fargo Advantage Treasury Plus Money Market Fund, current rate 0.010%	370,186	370,186
Total short-term securities (cost: $ 370,186)		370,186
Total investments in securities (cost: $ 115,537,119) (c)		133,239,555
Cash and other assets in excess of liabilities (0.1%)		143,877
Total net assets (100.0%)		$133,383,432

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.

See accompanying notes to investments in securities.

(c)

At September 30, 2014 the cost of securities for federal income tax purposes was $116,044,939. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$18,130,531
Gross unrealized depreciation	(935,915)
Net unrealized appreciation	$17,194,616

See accompanying notes to investments in securities.

SFT Ivy® Growth Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.6%)
Consumer Discretionary (22.9%)
Automobiles (1.4%)
Harley-Davidson, Inc.	121,800	$7,088,760
Hotels, Restaurants & Leisure (4.1%)
Hilton Worldwide Holdings, Inc. (b)	153,900	3,790,557
Las Vegas Sands Corp.	109,000	6,780,890
Starwood Hotels & Resorts Worldwide, Inc.	43,300	3,602,993
Wynn Resorts, Ltd.	33,400	6,248,472
		20,422,912
Household Durables (2.0%)
Harman International Industries, Inc.	99,400	9,745,176

Internet & Catalog Retail (3.2%)
Amazon.com, Inc. (b)	26,800	8,641,392
The Priceline Group, Inc. (b)	6,000	6,951,480
		15,592,872
Media (4.1%)
CBS Corp. - Class B	203,500	10,887,250
Comcast Corp. - Class A	179,400	9,648,132
		20,535,382
Specialty Retail (5.9%)
AutoZone, Inc. (b)	9,700	4,943,702
L Brands, Inc.	53,800	3,603,524
O’Reilly Automotive, Inc. (b)	32,800	4,931,808
The Home Depot, Inc.	145,300	13,329,822
Ulta Salon Cosmetics & Fragrance, Inc. (b)	19,800	2,339,766
		29,148,622
Textiles, Apparel & Luxury Goods (2.2%)
NIKE, Inc. - Class B	88,200	7,867,440
Under Armour, Inc. - Class A (b)	46,800	3,233,880
		11,101,320
Consumer Staples (3.8%)
Beverages (2.2%)
Anheuser-Busch InBev NV , ADR (c)	99,000	10,974,150

Tobacco (1.6%)
Philip Morris International, Inc.	93,700	7,814,580

Energy (3.3%)
Energy Equipment & Services (2.6%)
Schlumberger, Ltd.	124,600	12,670,574

Oil, Gas & Consumable Fuels (0.7%)
EOG Resources, Inc.	37,800	3,742,956

Financial (1.9%)
Specialized REIT’s (1.9%)
American Tower Corp.	101,200	9,475,356

Health Care (19.7%)
Biotechnology (12.9%)
Amgen, Inc.	45,200	6,348,792
Biogen Idec, Inc. (b)	61,400	20,311,734
Celgene Corp. (b)	141,300	13,392,414
Gilead Sciences, Inc. (b)	224,400	23,887,380
		63,940,320
Health Care Providers & Services (2.6%)
HCA Holdings, Inc. (b)	181,700	12,813,484

Pharmaceuticals (4.2%)
Allergan, Inc.	43,400	7,733,446
Bristol-Myers Squibb Co.	117,500	6,013,650
Johnson & Johnson	67,900	7,237,461
		20,984,557
Industrials (17.1%)
Aerospace & Defense (4.4%)
Precision Castparts Corp.	42,900	10,162,152
The Boeing Co.	90,500	11,527,890
		21,690,042
Electrical Equipment (0.5%)
Rockwell Automation, Inc.	21,600	2,373,408

Industrial Conglomerates (0.7%)
Danaher Corp.	47,800	3,631,844

Machinery (3.6%)
Caterpillar, Inc.	46,800	4,634,604
Flowserve Corp.	103,100	7,270,612
Pentair PLC (c)	92,900	6,084,021
		17,989,237
Road & Rail (7.9%)
Canadian Pacific Railway, Ltd. (c)	85,200	17,676,444
Kansas City Southern	58,000	7,029,600
Union Pacific Corp.	130,300	14,127,126
		38,833,170

See accompanying notes to investments in securities.

	Shares	Value(a)
Information Technology (27.0%)
Computers & Peripherals (4.9%)
Apple, Inc.	241,058	$24,286,593

Internet Software & Services (8.4%)
Facebook, Inc. - Class A (b)	183,700	14,519,648
Google, Inc. - Class A (b)	14,200	8,355,422
Google, Inc. - Class C (b)	17,600	10,161,536
LinkedIn Corp. - Class A (b)	21,600	4,488,264
Twitter, Inc. (b)	83,100	4,286,298
		41,811,168
IT Services (8.5%)
Cognizant Technology Solutions Corp. - Class A (b)	144,400	6,464,788
Mastercard, Inc. - Class A	259,000	19,145,280
Visa, Inc. - Class A	76,500	16,322,805
		41,932,873
Semiconductors & Semiconductor Equipment (3.2%)
Applied Materials, Inc.	558,700	12,073,507
NXP Semiconductor NV (b) (c)	54,610	3,736,962
		15,810,469
Software (2.0%)
Adobe Systems, Inc. (b)	143,100	9,901,089

Materials (1.4%)
Chemicals (1.4%)
PPG Industries, Inc.	36,400	7,161,336

Telecommunication Services (0.5%)
Wireless Telecommunication Services (0.5%)
SBA Communications Corp. - Class A (b)	23,000	2,550,700
Total common stocks (cost: $ 448,931,007)		484,022,950

Short-Term Securities (2.3%)
Investment Companies (2.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	11,178,290	11,178,290
Total short-term securities (cost: $ 11,178,290)		11,178,290
Total investments in securities (cost: $ 460,109,297) (d)		495,201,240
Cash and other assets in excess of liabilities (0.1%)		570,825
Total net assets (100.0%)		$495,772,065

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 7.8% of net assets in foreign securities at September 30, 2014.
(d)

At September 30, 2014 the cost of securities for federal income tax purposes was $460,116,208. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$45,247,110
Gross unrealized depreciation	(10,162,078)
Net unrealized appreciation	$35,085,032

See accompanying notes to investments in securities.

SFT Ivy® Small Cap Growth Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.1%)
Consumer Discretionary (12.2%)
Hotels, Restaurants & Leisure (6.9%)
Krispy Kreme Doughnuts, Inc. (b)	258,200	$4,430,712
Panera Bread Co. - Class A (b)	45,100	7,338,672
		11,769,384
Household Durables (1.2%)
Harman International Industries, Inc.	20,400	2,000,016

Specialty Retail (4.1%)
Five Below, Inc. (b)	106,100	4,202,621
Zumiez, Inc. (b)	96,400	2,708,840
		6,911,461
Consumer Staples (3.1%)
Food Products (3.1%)
The Hain Celestial Group, Inc. (b)	50,400	5,158,440

Energy (3.7%)
Energy Equipment & Services (3.7%)
Dril-Quip, Inc. (b)	44,700	3,996,180
Helix Energy Solutions Group, Inc. (b)	105,900	2,336,154
		6,332,334
Financial (7.2%)
Capital Markets (2.5%)
Financial Engines, Inc.	55,700	1,905,775
HFF, Inc. - Class A	79,100	2,289,945
		4,195,720
Consumer Finance (4.7%)
Portfolio Recovery Associates, Inc. (b)	150,900	7,881,507

Health Care (18.3%)
Biotechnology (1.0%)
KYTHERA
Biopharmaceuticals, Inc. (b)	50,400	1,651,104

Health Care Equipment & Supplies (10.3%)
Cyberonics, Inc. (b)	112,600	5,760,616
DexCom, Inc. (b)	183,800	7,350,162
LDR Holding Corp. (b)	63,400	1,973,642
The Spectranetics Corp. (b)	84,800	2,253,136
		17,337,556
Health Care Providers & Services (3.5%)
Acadia Healthcare Co., Inc. (b)	44,900	2,177,650
ExamWorks Group, Inc. (b)	116,900	3,828,475
		6,006,125
Health Care Technology (3.5%)
Medidata Solutions, Inc. (b)	67,600	2,994,004
Veeva Systems, Inc. - Class A (b)	103,300	2,909,961
		5,903,965
Industrials (25.5%)
Aerospace & Defense (2.2%)
Hexcel Corp. (b)	95,000	3,771,500
Building Products (3.2%)
Armstrong World Industries, Inc. (b)	70,300	3,936,800
NCI Building Systems, Inc. (b)	77,900	1,511,260
		5,448,060
Commercial Services & Supplies (1.6%)
Healthcare Services Group, Inc.	94,500	2,703,645

Electrical Equipment (1.9%)
Acuity Brands, Inc.	26,700	3,142,857

Machinery (11.9%)
Graco, Inc.	23,300	1,700,434
RBC Bearings, Inc.	106,900	6,061,230
Tennant Co.	52,100	3,495,389
The Middleby Corp. (b)	52,100	4,591,573
The Toro Co.	71,300	4,223,099
		20,071,725
Professional Services (2.0%)
WageWorks, Inc. (b)	75,400	3,432,962
Trading Companies & Distributors (2.7%)
Rush Enterprises, Inc. - Class A (b)	62,900	2,104,005
Watsco, Inc.	28,000	2,413,040
		4,517,045
Information Technology (27.2%)
Electronic Equipment, Instruments & Components (5.1%)
Cognex Corp. (b)	101,900	4,103,513
FEI Co.	59,100	4,457,322
		8,560,835
Internet Software & Services (5.6%)
Amber Road, Inc. (b)	56,100	972,774

See accompanying notes to investments in securities.

	Shares	Value(a)
Cornerstone OnDemand, Inc. (b)	74,400	$2,560,104
Xoom Corp. (b)	270,500	5,937,475
		9,470,353
IT Services (4.6%)
EVERTEC, Inc.	100,800	2,251,872
Virtusa Corp. (b)	154,153	5,481,681
		7,733,553
Software (11.9%)
Factset Research Systems, Inc.	26,500	3,220,545
Guidewire Software, Inc. (b)	80,000	3,547,200
Monotype Imaging Holdings, Inc.	74,400	2,107,008
The Ultimate Software Group, Inc. (b)	37,000	5,235,870
Tyler Technologies, Inc. (b)	68,400	6,046,560
		20,157,183
Telecommunication Services (0.9%)
Wireless Telecommunication Services (0.9%)
RigNet, Inc. (b)	38,400	1,553,280
Total common stocks (cost: $ 166,301,560)		165,710,610

Short-Term Securities (2.4%)
Investment Companies (2.4%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	3,995,276	3,995,276
Total short-term securities (cost: $ 3,995,276)		3,995,276
Total investments in securities (cost: $ 170,296,836) (c)		169,705,886
Liabilities in excess of cash and other assets (-0.5%)		(922,660)
Total net assets (100.0%)		$168,783,226

Investments in Securities Legend

(a)             Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)             Non-income producing security.

(c)              At September 30, 2014 the cost of securities for federal income tax purposes was $170,518,812. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$7,075,474
Gross unrealized depreciation	(7,888,400)
Net unrealized depreciation	$(812,926)

See accompanying notes to investments in securities.

SFT Pyramis® Core Equity Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.9%)
Consumer Discretionary (12.7%)
Auto Components (0.9%)
Delphi Automotive PLC (b)	21,710	$1,331,691
Hotels, Restaurants & Leisure (1.1%)
Starbucks Corp.	20,490	1,546,176
Household Durables (0.7%)
Mohawk Industries, Inc. (c)	7,920	1,067,774
Media (6.6%)
Comcast Corp. - Class A	63,870	3,434,929
McGraw Hill Financial, Inc.	17,700	1,494,765
Time Warner, Inc.	31,210	2,347,304
Twenty-First Century Fox, Inc. - Class A	63,490	2,177,072
		9,454,070
Multiline Retail (0.9%)
Macy’s, Inc.	22,010	1,280,542
Specialty Retail (2.5%)
The Home Depot, Inc.	22,020	2,020,115
The TJX Cos., Inc.	25,190	1,490,492
		3,510,607
Consumer Staples (9.5%)
Beverages (3.5%)
Constellation Brands, Inc. - Class A (c)	12,320	1,073,811
PepsiCo, Inc.	16,210	1,508,989
The Coca-Cola Co.	56,340	2,403,465
		4,986,265
Food & Staples Retailing (2.6%)
CVS Health Corp.	29,740	2,367,007
The Kroger Co.	24,670	1,282,840
		3,649,847
Food Products (0.8%)
Mondelez International, Inc. - Class A	32,370	1,109,158
Household Products (0.7%)
The Procter & Gamble Co.	11,820	989,807
Personal Care (1.0%)
The Estee Lauder Cos., Inc. - Class A	19,760	1,476,467
Tobacco (0.9%)
Lorillard, Inc.	22,340	1,338,389
Energy (9.5%)
Energy Equipment & Services (3.3%)
FMC Technologies, Inc. (c)	17,530	952,054
National Oilwell Varco, Inc.	15,290	1,163,569
Schlumberger, Ltd.	26,590	2,703,937
		4,819,560
Oil, Gas & Consumable Fuels (6.2%)
Chevron Corp.	33,810	4,034,209
EQT Corp.	19,560	1,790,522
Hess Corp.	9,720	916,790
Marathon Petroleum Corp.	14,450	1,223,482
Occidental Petroleum Corp.	9,170	881,696
		8,846,699
Financial (15.0%)
Capital Markets (1.5%)
Invesco, Ltd.	22,620	893,037
State Street Corp.	16,890	1,243,273
		2,136,310
Commercial Banks (6.3%)
Bank of America Corp.	217,990	3,716,730
Citigroup, Inc.	56,610	2,933,530
JPMorgan Chase & Co.	12,420	748,181
M&T Bank Corp.	6,960	858,098
Regions Financial Corp.	79,920	802,397
		9,058,936
Consumer Finance (1.2%)
Capital One Financial Corp.	20,890	1,705,042
Insurance (2.9%)
American International Group, Inc.	48,200	2,603,764
MetLife, Inc.	28,140	1,511,681
		4,115,445
Office REIT’s (0.5%)
Boston Properties, Inc.	6,470	748,967
Real Estate Services (1.6%)
CBRE Group, Inc. - Class A (c)	74,250	2,208,195
Specialized REIT’s (1.0%)
American Tower Corp.	15,560	1,456,883
Health Care (14.0%)
Biotechnology (4.3%)
BioMarin Pharmaceutical, Inc. (c)	24,220	1,747,715
Gilead Sciences, Inc. (c)	25,000	2,661,250

See accompanying notes to investments in securities.

	Shares	Value(a)
Medivation, Inc. (c)	17,880	$1,767,796
		6,176,761
Health Care Equipment & Supplies (2.2%)
Abbott Laboratories	42,230	1,756,346
Medtronic, Inc.	22,740	1,408,743
		3,165,089
Health Care Providers & Services (1.9%)
Catamaran Corp. (b) (c)	35,600	1,500,540
HCA Holdings, Inc. (c)	17,910	1,263,013
		2,763,553
Life Sciences Tools & Services (0.8%)
Agilent Technologies, Inc.	18,410	1,049,002
Pharmaceuticals (4.8%)
Allergan, Inc.	5,790	1,031,720
Bristol-Myers Squibb Co.	31,470	1,610,634
Salix Pharmaceuticals, Ltd. (c)	10,520	1,643,645
Valeant Pharmaceuticals International, Inc. (c)	19,250	2,525,600
		6,811,599
Industrials (10.0%)
Aerospace & Defense (1.4%)
The Boeing Co.	8,280	1,054,706
United Technologies Corp.	9,000	950,400
		2,005,106
Air Freight & Logistics (1.6%)
FedEx Corp.	14,040	2,266,758
Airlines (1.3%)
American Airlines Group, Inc.	52,210	1,852,411
Electrical Equipment (0.5%)
Eaton Corp. PLC	11,100	703,407
Industrial Conglomerates (1.1%)
Danaher Corp.	21,660	1,645,727
Machinery (2.8%)
Cummins, Inc.	7,850	1,036,043
Ingersoll-Rand PLC	25,760	1,451,833
Pall Corp.	17,330	1,450,521
		3,938,397
Road & Rail (1.3%)
Union Pacific Corp.	16,930	1,835,551
Information Technology (19.6%)
Communications Equipment (2.2%)
QUALCOMM, Inc.	42,170	3,153,051
Computers & Peripherals (2.6%)
Apple, Inc.	36,250	3,652,187
Internet Software & Services (6.3%)
Alibaba Group Holding, Ltd. ADR (b) (c)	2,600	231,010
eBay, Inc. (c)	25,260	1,430,474
Facebook, Inc. - Class A (c)	30,930	2,444,707
Google, Inc. - Class A (c)	7,940	4,671,975
Yelp, Inc. (c)	3,930	268,223
		9,046,389
IT Services (1.5%)
Fidelity National Information Services, Inc.	23,810	1,340,503
Total System Services, Inc.	26,520	821,059
		2,161,562
Semiconductors & Semiconductor Equipment (0.9%)
NXP Semiconductor NV (b) (c)	19,300	1,320,699
Software (6.1%)
Adobe Systems, Inc. (c)	22,540	1,559,543
Microsoft Corp.	112,170	5,200,201
Oracle Corp.	49,850	1,908,258
		8,668,002
Materials (3.4%)
Chemicals (3.4%)
Ashland, Inc.	11,700	1,217,970
CF Industries Holdings, Inc.	4,400	1,228,568
LyondellBasell Industries NV - Class A	17,890	1,943,928
PPG Industries, Inc.	2,730	537,100
		4,927,566
Telecommunication Services (2.3%)
Diversified Telecommunication Services (1.4%)
Verizon Communications, Inc.	41,540	2,076,584
Wireless Telecommunication Services (0.9%)
SBA Communications Corp. - Class A (c)	7,410	821,769
T-Mobile US, Inc. (c)	14,510	418,904
		1,240,673
Utilities (2.9%)
Electric Utilities (2.9%)
Duke Energy Corp.	39,080	2,922,012
Edison International	22,760	1,272,739
		4,194,751

See accompanying notes to investments in securities.

	Shares	Value(a)
Total common stocks (cost: $ 134,860,615)		$141,491,655
Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	1,091,365	1,091,365
Total short-term securities (cost: $ 1,091,365)		1,091,365
Total investments in securities (cost: $ 135,951,980) (d)		142,583,020
Cash and other assets in excess of liabilities (0.3%)		396,640
Total net assets (100.0%)		$142,979,660

Investments in Securities Legend

(a)         Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)         Foreign security: The Fund held 3.1% of net assets in foreign securities at September 30, 2014.

(c)          Non-income producing security.

(d)         At September 30, 2014 the cost of securities for federal income tax purposes was $136,065,903. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$8,569,432
Gross unrealized depreciation	(2,052,315)
Net unrealized appreciation	$6,517,117

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

September 30, 2014

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Consumer Discretionary (5.5%)
Auto Components (0.4%)
Johnson Controls, Inc.	10,300	$453,200
TRW Automotive Holdings Corp. (b)	3,300	334,125
		787,325
Hotels, Restaurants & Leisure (1.0%)
Carnival Corp.	59,100	2,374,047
Media (1.8%)
Comcast Corp. - Class A	25,700	1,374,950
Time Warner Cable, Inc.	4,600	660,054
Time Warner, Inc.	6,200	466,302
Twenty-First Century Fox, Inc. - Class A	9,300	318,897
Viacom, Inc. - Class B	17,100	1,315,674
		4,135,877
Multiline Retail (1.1%)
JC Penney Co., Inc. (b)	118,200	1,186,728
Kohl’s Corp.	22,600	1,379,278
		2,566,006
Specialty Retail (1.2%)
Lowe’s Cos., Inc.	51,300	2,714,796

Consumer Staples (6.9%)
Beverages (1.0%)
Dr Pepper Snapple Group, Inc.	23,100	1,485,561
PepsiCo, Inc.	9,800	912,282
		2,397,843
Food & Staples Retailing (1.2%)
Rite Aid Corp. (b)	119,300	577,412
Sysco Corp.	55,100	2,091,045
		2,668,457
Food Products (2.8%)
Archer-Daniels-Midland Co.	16,200	827,820
Bunge, Ltd.	27,400	2,307,902
ConAgra Foods, Inc.	40,300	1,331,512
Ingredion, Inc.	26,600	2,016,014
		6,483,248
Household Products (0.4%)
Energizer Holdings, Inc.	4,500	554,445
The Procter & Gamble Co.	5,800	485,692
		1,040,137
Personal Care (0.4%)
Avon Products, Inc.	66,600	839,160

Tobacco (1.1%)
Philip Morris International, Inc.	29,600	2,468,640

Energy (10.4%)
Energy Equipment & Services (0.2%)
National Oilwell Varco, Inc.	4,200	319,620
Oil, Gas & Consumable Fuels (10.2%)
Anadarko Petroleum Corp.	13,400	1,359,296
Apache Corp.	40,300	3,782,961
Chesapeake Energy Corp.	87,700	2,016,223
Cimarex Energy Co.	6,500	822,445
Concho Resources, Inc. (b)	6,300	789,957
Consol Energy, Inc.	3,600	136,296
Eni SpA (c)	62,165	1,481,860
Marathon Oil Corp.	48,000	1,804,320
Phillips 66	71,900	5,846,189
Pioneer Natural Resources Co.	13,100	2,580,307
Royal Dutch Shell PLC , ADR (c)	23,400	1,781,442
Spectra Energy Corp.	27,800	1,091,428
		23,492,724
Financial (22.8%)
Capital Markets (4.6%)
Ameriprise Financial, Inc.	8,700	1,073,406
Invesco, Ltd.	26,700	1,054,116
Morgan Stanley	119,100	4,117,287
State Street Corp.	36,900	2,716,209
The Bank of New York Mellon Corp.	40,900	1,584,057
		10,545,075
Commercial Banks (10.9%)
Bank of America Corp.	290,200	4,947,910
Barclays PLC (c)	308,996	1,139,363
Citigroup, Inc.	97,500	5,052,450
JPMorgan Chase & Co.	107,000	6,445,680
Royal Bank of Scotland Group PLC (b) (c)	32,119	191,721
The PNC Financial Services Group, Inc.	23,400	2,002,572
UniCredit SpA (c)	83,464	660,028
US Bancorp	20,100	840,783
Wells Fargo & Co.	70,600	3,662,022
		24,942,529
Consumer Finance (0.8%)
Discover Financial Services	29,400	1,893,066

See accompanying notes to investments in securities.

	Shares	Value(a)
Diversified Financial Services (0.6%)
Intercontinental Exchange, Inc.	6,600	$1,287,330
Insurance (4.0%)
Marsh & McLennan Cos., Inc.	41,200	2,156,408
MetLife, Inc.	89,600	4,813,312
The Allstate Corp.	12,900	791,673
XL Group PLC (c)	45,800	1,519,186
		9,280,579
Office REIT’s (0.2%)
Digital Realty Trust, Inc.	7,700	480,326
Specialized REIT’s (1.7%)
Weyerhaeuser Co.	125,000	3,982,500

Health Care (19.8%)
Biotechnology (0.6%)
Amgen, Inc.	9,900	1,390,554
Health Care Equipment & Supplies (0.8%)
Covidien PLC (c)	21,500	1,859,965
Health Care Providers & Services (4.6%)
Aetna, Inc.	3,100	251,100
Cigna Corp.	27,500	2,493,975
HCA Holdings, Inc. (b)	35,300	2,489,356
UnitedHealth Group, Inc.	35,000	3,018,750
WellPoint, Inc.	19,000	2,272,780
		10,525,961
Life Sciences Tools & Services (3.8%)
Agilent Technologies, Inc.	67,200	3,829,056
Thermo Fisher Scientific, Inc.	40,300	4,904,510
		8,733,566
Pharmaceuticals (10.0%)
AbbVie, Inc.	40,600	2,345,056
Hospira, Inc. (b)	45,700	2,377,771
Johnson & Johnson	44,600	4,753,914
Merck & Co., Inc.	105,000	6,224,400
Novartis AG (c)	18,226	1,719,596
Pfizer, Inc.	182,400	5,393,568
		22,814,305
Industrials (13.8%)
Aerospace & Defense (5.2%)
Honeywell International, Inc.	41,000	3,817,920
The Boeing Co.	31,700	4,037,946
United Technologies Corp.	38,000	4,012,800
		11,868,666
Airlines (2.7%)
American Airlines Group, Inc.	177,700	6,304,796
Commercial Services & Supplies (0.2%)
Republic Services, Inc.	11,000	429,220
Industrial Conglomerates (5.4%)
3M Co.	13,400	1,898,512
General Electric Co.	354,500	9,082,290
Textron, Inc.	37,100	1,335,229
		12,316,031
Machinery (0.3%)
Terex Corp.	24,000	762,480

Information Technology (6.6%)
Communications Equipment (0.6%)
Cisco Systems, Inc.	36,600	921,222
QUALCOMM, Inc.	4,700	351,419
		1,272,641
Computers & Peripherals (0.4%)
Western Digital Corp.	9,000	875,880
Electronic Equipment, Instruments & Components (0.4%)
Seagate Technology PLC (c)	17,500	1,002,225
IT Services (0.6%)
The Western Union Co.	87,400	1,401,896
Office Electronics (1.5%)
Xerox Corp.	262,700	3,475,521
Semiconductors & Semiconductor Equipment (2.9%)
Micron Technology, Inc. (b)	79,400	2,720,244
NXP Semiconductor NV (b) (c)	15,300	1,046,979
Texas Instruments, Inc.	62,700	2,990,163
		6,757,386
Software (0.2%)
Microsoft Corp.	7,200	333,792

Materials (4.4%)
Chemicals (2.2%)
Celanese Corp. - Series A	46,300	2,709,476
LyondellBasell Industries NV - Class A	20,500	2,227,530
		4,937,006
Construction Materials (0.5%)
Holcim, Ltd. (c)	10,305	751,170
Vulcan Materials Co.	7,900	475,817
		1,226,987

See accompanying notes to investments in securities.

	Shares	Value(a)
Metals & Mining (0.2%)
Steel Dynamics, Inc.	21,600	$488,376
Paper & Forest Products (1.5%)
International Paper Co.	57,600	2,749,824
West Fraser Timber Co., Ltd. (c)	14,800	725,068
		3,474,892
Telecommunication Services (0.2%)
Diversified Telecommunication Services (0.2%)
Windstream Holdings, Inc.	49,400	532,532

Utilities (9.1%)
Electric Utilities (3.6%)
American Electric Power Co., Inc.	32,700	1,707,267
Entergy Corp.	21,000	1,623,930
Exelon Corp.	68,500	2,335,165
FirstEnergy Corp.	77,300	2,594,961
		8,261,323
Independent Power Producers & Energy Traders (3.6%)
Calpine Corp. (b)	83,000	1,801,100
NRG Energy, Inc.	114,000	3,474,720
The AES Corp.	202,700	2,874,286
		8,150,106
Multi-Utilities (1.9%)
CenterPoint Energy, Inc.	4,800	117,456
MDU Resources Group, Inc.	69,700	1,938,357
PG&E Corp.	51,600	2,324,064
		4,379,877
Total common stocks (cost: $ 222,422,946)		228,275,269
Short-Term Securities (0.1%)
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.000%	220,218	220,218
T. Rowe Price Reserve Investment Fund, current rate 0.000%	1,015	1,015
Total short-term securities (cost: $ 221,233)		221,233
Total investments in securities (cost: $ 222,644,179) (d)		228,496,502
Cash and other assets in excess of liabilities (0.4%)		998,940
Total net assets (100.0%)		$229,495,442

See accompanying notes to investments in securities.

Investments in Securities Legend

(a)    Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)    Non-income producing security.

(c)     Foreign security: The Fund held 6.0% of net assets in foreign securities at September 30, 2014.

(d)    At September 30, 2014 the cost of securities for federal income tax purposes was $222,670,196. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation	$10,864,926
Gross unrealized depreciation	(5,038,620)
Net unrealized appreciation	$5,826,306

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Investments in Securities

September 30, 2014

(Unaudited)

(1)             Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT Advantus International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes several different Funds: SFT Advantus Bond, SFT Advantus Index 400 Mid-Cap, SFT Advantus Index 500, SFT Advantus International Bond, SFT Advantus Managed Volatility, SFT Advantus Money Market, SFT Advantus Mortgage Securities, SFT Advantus Real Estate Securities, SFT Ivy® Growth, SFT Ivy® Small Cap Growth, SFT Pyramis® Core Equity, and SFT T. Rowe Price Value Funds. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies. The Funds issue two classes of shares: Class 1 and Class 2, except for the SFT Advantus Money Market Fund, SFT Advantus Managed Volatility Fund, SFT Ivy® Growth Fund, SFT Ivy® Small Cap Growth Fund, and SFT T. Rowe Price Value Fund which offer shares in only one class. Class 2 shares and shares of the SFT Money Market Fund, SFT Managed Volatility Fund, SFT Ivy® Growth Fund, SFT Ivy® Small Cap Growth Fund, and SFT T. Rowe Price Value Fund are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

Each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, qualifies for federal income tax purposes as a partnership under the Internal Revenue Code of 1986, as amended (the “Code”). SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. A Fund is treated, for federal income tax purposes, as a partnership if it has more than one shareholder. If a Fund at any time has just one shareholder, as is the case for SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, it is treated as a disregarded entity for federal income tax purposes. While the Trust anticipates that each Fund, other than SFT Advantus Managed Volatility Fund and SFT T. Rowe Price Value Fund, will always have two shareholders, Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”), a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes.  A Fund’s election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life and Securian Life in connection with Minnesota Life and Securian Life variable contracts and policies, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)             Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.”  The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange ((the “NYSE”) typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price, by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Advantus Capital Management, Inc. (“Advantus Capital”) Valuation Committee under the supervision of the Trust’s Board of Directors and in accordance with Board-approved valuation policies and procedures.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Advantus Capital determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s share is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Advantus Money Market Fund, are valued at market. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Advantus Money Market Fund are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Advantus Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT Advantus International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT Advantus International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT Advantus International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT Advantus International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or protect itself from market changes, the Funds (excluding the SFT Advantus Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission (CFTC) or the applicable regulator.  Subsequent payments (variation margin) are made or received by a Fund each day.  The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.  A Fund recognizes a realized gain or loss when the contract is closed or expired.  In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account.  For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT Advantus International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (usually Libor).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized depreciation and appreciation until the payments are made, at which time they are realized.

Options Transactions

Each Fund (excluding the SFT Advantus Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. Options are a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government-sponsored enterprise securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At September 30, 2014, no Funds were invested in repurchase agreements.

Securities Purchased on a When-Issued Basis

Delivery and payment for securities which have been purchased by a Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of September 30, 2014, the SFT Advantus Bond Fund and SFT Advantus Mortgage Securities Fund had entered into outstanding, when-issued or forward commitments at fair value of $15,324,760 and $12,448,553, respectively. The Funds have segregated assets to cover such when-issued and forward commitments.

(3)             Illiquid Securities

Each Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for the SFT Advantus Money Market Fund which limits its investment in illiquid securities to 5% of net assets. At September 30, 2014, the SFT Advantus Bond Fund, SFT Advantus Mortgage Securities Fund, and SFT Advantus Managed Volatility Fund held illiquid securities of $13,384,379, $2,493,581 and $1,238,608, respectively, which represent 3.6%, 2.5% and 1.3% of net assets, respectively. Pursuant to guidelines adopted by the Trust’s Board of Trustees, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

The following is a list of illiquid securities by fund, including acquisition date and cost, as of September 30, 2014:

	Acquisition
SFT Advantus Bond Fund	Date	Cost
American Airlines 2013-2 Class B Pass Through Trust	12/17/2013	$1,662,783
BHN I Mortgage Fund	Various	69,485
Countryplace Manufactured Housing Contract Trust	06/29/2005	1,754,868
FAN Engine Securitization, Ltd.	10/18/2013	694,829
Hometown Commercial Mortgage	Various	1,517,887
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	919,306
Multi Security Asset Trust	Various	2,561,706
Prudential Holdings LLC	09/26/2013	950,636
Symetra Financial Corp.	Various	2,234,290
Verizon Communications, Inc.	09/11/2013	1,248,588
		$13,614,378

	Acquisition
SFT Advantus Mortgage Securities Fund	Date	Cost
BHN I Mortgage Fund	Various	$62,475
Countryplace Manufactured Housing Contract Trust	06/29/2005	330,040
FAN Engine Securitization, Ltd.	10/18/2013	185,826
Government National Mortgage Association (GNMA)	06/17/2003	533,528
Hometown Commercial Mortgage	11/28/2006	379,035
JPMorgan Chase Commercial Mortgage Securities Corp.	03/22/2010	293,955
Multi Security Asset Trust	Various	1,367,359
		$3,152,218

	Acquisition
SFT Advantus Managed Volatility Fund	Date	Cost
Aquarion Co.	08/19/2014	$497,907
Johnson (S.C) & Son, Inc.	09/30/2014	749,310
		$1,247,217

(4)             Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the period ended September 30, 2014, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at September 30, 2014 using
Fund	Level 1	Level 2	Level 3	Total
SFT Advantus Bond Fund
Assets
Government Obligations	$—	$178,063,182	$—	$178,063,182
Asset-Backed Securities	—	21,899,600	—	21,899,600
Other Mortgage-Backed Securities	—	29,855,172	—	29,855,172
Corporate Obligations	—	136,007,682	—	136,007,682
Investment Companies	20,479,042	—	—	20,479,042
Total Investments	20,479,042	365,825,636	—	386,304,678
Other Financial Instruments*
Futures Contracts	129,821	—	—	129,821

Liabilities
Other Financial Instruments*
Futures Contracts	(16,231)	—	—	(16,231)

SFT Advantus Index 400 Mid-Cap Fund
Assets
Common Stocks	217,400,588	—	—	217,400,588
Investment Companies	7,390,016	—	—	7,390,016
Total Investments	224,790,604	—	—	224,790,604

Liabilities
Other Financial Instruments*
Futures Contracts	(325,683)	—	—	(325,683)

SFT Advantus Index 500 Fund
Assets
Common Stocks	589,037,616	—	—	589,037,616
Investment Companies	13,221,948	—	—	13,221,948
Total Investments	602,259,564	—	—	602,259,564

Liabilities
Other Financial Instruments*
Futures Contracts	(189,324)	—	—	(189,324)

SFT Advantus International Bond Fund
Assets
Long-Term Debt Securities	—	91,145,745	—	91,145,745
Short-Term Debt Securities	—	13,909,801	—	13,909,801
Investment Companies	17,124,172	—	—	17,124,172
Total Investments	17,124,172	105,055,546	—	122,179,718
Other Financial Instruments*
Forward Foreign Currency Contracts	—	5,660,713	—	5,660,713

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(1,287,952)	—	(1,287,952)
Interest Rate Swap Contracts	—	(116,381)	—	(116,381)

SFT Advantus Managed Volatility Fund
Assets
Government Obligations	—	3,660,326	—	3,660,326
Corporate Obligations	—	29,355,661	—	29,355,661
Investment Companies	60,526,452	—	—	60,526,452
Total Investments	60,526,452	33,015,987	—	93,542,439
Other Financial Instruments*
Futures Contracts	6,234	—	—	6,234

Liabilities
Other Financial Instruments*
Futures Contracts	(486,884)	—	—	(486,884)

SFT Advantus Money Market Fund
Assets
Commercial Paper	—	21,999,208	—	21,999,208
Certificate of Deposit	—	3,750,000	—	3,750,000
Corporate Bonds & Notes	—	9,897,431	—	9,897,431
U.S. Government Obligations	—	22,506,657	—	22,506,657
Other Short-Term Investments	—	9,853,939	—	9,853,939
Investment Companies	4,614,543	—	—	4,614,543
Total Investments	4,614,543	68,007,235	—	72,621,778

SFT Advantus Mortgage Securities Fund
Assets
Government Obligations	—	83,597,778	—	83,597,778
Asset-Backed Securities	—	4,485,544	—	4,485,544
Other Mortgage-Backed Securities	—	6,665,319	—	6,665,319
Corporate Obligations	—	716,545	—	716,545
Investment Companies	14,969,869	—	—	14,969,869
Total Investments	14,969,869	95,465,186	—	110,435,055

Liabilities
Other Financial Instruments*
Futures Contracts	(18,020)	—	—	(18,020)

SFT Advantus Real Estate Securities Fund
Assets
Common Stocks	132,869,369	—	—	132,869,369
Investment Companies	370,186	—	—	370,186
Total Investments	133,239,555	—	—	133,239,555

SFT Ivy® Growth Fund
Assets
Common Stocks	484,022,950	—	—	484,022,950
Investment Companies	11,178,290	—	—	11,178,290

Total Investments	495,201,240	—	—	495,201,240

SFT Ivy® Small Cap Growth Fund
Assets
Common Stocks	165,710,610	—	—	165,710,610
Investment Companies	3,995,276	—	—	3,995,276
Total Investments	169,705,886	—	—	169,705,886

SFT Pyramis® Core Equity Fund
Assets
Common Stocks	141,491,655	—	—	141,491,655
Investment Companies	1,091,365	—	—	1,091,365
Total Investments	142,583,020	—	—	142,583,020

SFT T. Rowe Price Value Fund
Assets
Common Stocks	228,275,269	—	—	228,275,269
Investment Companies	221,233	—	—	221,233
Total Investments	228,496,502	—	—	228,496,502

*            Investments in Other Financial Instruments are derivative instruments reflected in the Investments in Securities.  All derivatives currently held, except written options, are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as a benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities —These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts —These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

Level 3 Measurements:

In general, investments classified within Level 3 use many of the same valuation techniques and inputs as described above. However, if key inputs are unobservable, or if the investments are less liquid and there is very limited trading activity, the investments are generally classified as Level 3.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques that utilize inputs that are unobservable or cannot be derived principally from, or corroborated by, observable market data. Below investment grade securities and ABS supported by sub-prime mortgage loans included in this level are valued based on inputs including quoted prices for identical or similar securities that are less liquid and based on lower levels of trading activity than securities classified in Level 2.

Corporate obligations comprised of U.S. corporate and foreign corporate securities — These securities, including financial services industry hybrid securities classified within fixed maturity securities, are principally valued using the market and income approaches. Valuations are based primarily on matrix pricing or other similar techniques that utilize unobservable inputs or cannot be derived principally from, or corroborated by, observable market data, including illiquidity premiums and spread adjustments to reflect industry trends or specific credit-related issues. Generally, below investment grade privately placed or distressed securities included in this level are valued using discounted cash flow methodologies which rely upon significant, unobservable inputs and inputs that cannot be derived principally from, or corroborated by, observable market data.

There were no transfers of financial assets between Levels 1 and 2 during the period.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The Fund’s policy is to recognize transfers between the levels as of the end of the period.

The following table presents the fiscal year-to-date activity of Level 3 securities held at the beginning and the end of the period. The Funds did not hold any significant investments with unobservable inputs categorized as Level 3 as of the end of the period.

									Net Change in
									Unrealized
									Appreciation
									(Depreciation)
	Beginning							Ending	on Investments
	Balance			Accrued	Total realized	Transfers	Transfers	Balance	Held at
	December			discounts	and unrealized	in to	out of	September	September 30,
Fund	31, 2013	Purchases	Sales	(premiums)	gains (losses)	Level 3 (1)	Level 3 (1)	30, 2014	2014
SFT Advantus Bond Fund
Other Mortgage Backed	$3,091,136	$—	$(234,124)	$377	$166,656	$—	$(3,024,045)	$—	$—
Corporate Obligation	14,929,225	—	(6,066,847)	(26,303)	211,636	—	(9,047,711)	—	—
Total	18,020,361	—	(6,300,971)	(25,926)	378,292	—		—	—
							(12,071,756)

SFT Advantus Managed Volatility Fund
Corporate Obligation	254,375	—	—	—	3,515	—	(257,890)	—	—
Total	254,375	—	—	—	3,515	—	(257,890)	—	—

SFT Advantus Mortgage Securities Fund
Other Mortgage Backed	1,256,032	—	—	227	9,518	—	(1,265,777)	—	—
Total	1,256,032	—	—	227	9,518	—	(1,265,777)	—	—

(1)       Financial assets were transferred from Level 3 to Level 2 as there was sufficient, reliable and observable market data to value these assets as of period end.

(5)             Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the statement of financial position and the location, by line item, of amounts of gains and losses reported in the statement of financial performance.  Generally the derivative instruments outstanding as of period end are disclosed in the Investments in Securities.

Equity derivatives were purchased or sold to manage the SFT Advantus Index 500, SFT Advantus Index 400 Mid-Cap and SFT Advantus Managed Volatility Funds’ shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds.

The SFT Advantus Real Estate Securities Fund includes as a non-principal investment strategy the writing (selling) of covered call options. Generally, the strategy will write call options near a price target for the stock. The goal of the covered call strategy is to enhance income of the Fund through the receipt of premium income from the sale of the call, and to decrease volatility of the overall Fund.

Interest rate derivatives are used both to manage the average duration of a Fund’s fixed income portfolio, as well as to hedge against the effects of interest rate changes on a portfolio’s current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT Advantus International Bond Fund’s current or intended investments in foreign securities, as well as, to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

(6)             Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded that no events have occurred that require disclosure.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as conducted within 90 days of the filing date of this Form N-Q in accordance with Rule 30a-3(b) under the Investment Company Act of 1940, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)):

Exhibit 99.CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President

Date: November 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President
(Principal Executive Officer)

By (Signature and Title)	/s/ Gary M. Kleist
Gary M. Kleist, Treasurer
(Principal Financial Officer)

Date: November 11, 2014